UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Funds
(Institutional Class, Investor Class, Service Class and Class L)
Annual Report
December 31, 2018
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (866) 345-5954 or make elections online at www.fundreports.com to let the Fund know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2015 Fund (Institutional Class shares) returned -4.03% relative to -3.54% for the Fund's benchmark, the Morningstar Lifetime 2015 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	-4.03%	N/A	2.99%
Investor Class	-4.42%	3.68%	7.99%
Service Class	-4.45%	3.61%	7.92%
Class L	-4.54%	N/A	3.59%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
(c) Investor Class and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	45.46%
Large Cap Equity	17.38
International Equity	12.57
Fixed Interest Contract	10.48
Mid Cap Equity	7.14
Real Estate Equity	4.17
Small Cap Equity	2.80
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 957.80	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,023.20	$2.19
Investor Class
Actual	$1,000.00	$ 956.40	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.97
Service Class
Actual	$1,000.00	$ 955.80	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.48
Class L
Actual	$1,000.00	$ 955.60	$5.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.24
* Expenses are equal to the Fund's annualized expense ratio of 0.47% for the Institutional Class, 0.82% for the Investor Class, 0.92% for the Service Class and 1.07% for the Class L shares multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (.38%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2020 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2020 Fund (Institutional Class shares) returned -4.58% relative to -4.16% for the Fund's benchmark, the Morningstar Lifetime 2020 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	-4.58%	N/A	4.71%
Investor Class	-4.94%	N/A	4.36%
Service Class	-5.02%	N/A	4.29%
Class L	-5.17%	N/A	4.17%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	41.61%
Large Cap Equity	19.62
International Equity	14.91
Fixed Interest Contract	8.18
Mid Cap Equity	7.99
Real Estate Equity	4.23
Small Cap Equity	3.46
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 951.90	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.35
Investor Class
Actual	$1,000.00	$ 949.90	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.13
Service Class
Actual	$1,000.00	$ 950.30	$4.50
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.63
Class L
Actual	$1,000.00	$ 949.30	$5.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.40
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class, 0.83% for the Investor Class, 0.93% for the Service Class and 1.08% for the Class L shares multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2025 Fund (Institutional Class shares) returned -5.41% relative to -4.90% for the Fund's benchmark, the Morningstar Lifetime 2025 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	-5.41%	N/A	3.33%
Investor Class	-5.73%	4.14%	9.39%
Service Class	-5.82%	4.01%	9.27%
Class L	-5.88%	N/A	4.36%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
(c) Investor Class and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	36.34%
Large Cap Equity	22.08
International Equity	17.97
Mid Cap Equity	9.03
Fixed Interest Contract	5.99
Real Estate Equity	4.33
Small Cap Equity	4.26
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 943.30	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.50
Investor Class
Actual	$1,000.00	$ 941.80	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.28
Service Class
Actual	$1,000.00	$ 941.10	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.79
Class L
Actual	$1,000.00	$ 941.40	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.55
* Expenses are equal to the Fund's annualized expense ratio of 0.51% for the Institutional Class, 0.86% for the Investor Class, 0.96% for the Service Class and 1.11% for the Class L shares multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2030 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2030 Fund (Institutional Class shares) returned -6.43% relative to -5.82% for the Fund's benchmark, the Morningstar Lifetime 2030 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	-6.43%	N/A	5.72%
Investor Class	-6.74%	N/A	5.37%
Service Class	-6.82%	N/A	5.35%
Class L	-6.97%	N/A	5.19%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	28.11%
Large Cap Equity	25.72
International Equity	22.09
Mid Cap Equity	10.48
Small Cap Equity	5.38
Real Estate Equity	4.42
Fixed Interest Contract	3.80
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 931.60	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.65
Investor Class
Actual	$1,000.00	$ 930.70	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.43
Service Class
Actual	$1,000.00	$ 930.40	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.94
Class L
Actual	$1,000.00	$ 929.30	$5.48
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.70
* Expenses are equal to the Fund's annualized expense ratio of 0.54% for the Institutional Class, 0.89% for the Investor Class, 0.99% for the Service Class and 1.14% for the Class L shares multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2035 Fund (Institutional Class shares) returned -7.56% relative to -6.82% for the Fund's benchmark, the Morningstar Lifetime 2035 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	-7.56%	N/A	3.75%
Investor Class	-7.87%	4.51%	10.28%
Service Class	-7.95%	4.39%	10.15%
Class L	-8.08%	N/A	5.21%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
(c) Investor Class and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	29.22%
International Equity	26.64
Bond	19.16
Mid Cap Equity	11.87
Small Cap Equity	6.58
Real Estate Equity	4.47
Fixed Interest Contract	2.06
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 919.90	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.75
Investor Class
Actual	$1,000.00	$ 918.60	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.53
Service Class
Actual	$1,000.00	$ 917.40	$4.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$5.04
Class L
Actual	$1,000.00	$ 917.00	$5.54
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.80
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class, 0.90% for the Investor Class, 1.00% for the Service Class and 1.15% for the Class L shares multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2040 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2040 Fund (Institutional Class shares) returned -8.40% relative to -7.65% for the Fund's benchmark, the Morningstar Lifetime 2040 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	-8.40%	N/A	6.36%
Investor Class	-8.76%	N/A	5.99%
Service Class	-8.85%	N/A	5.88%
Class L	-8.97%	N/A	5.78%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	31.70%
International Equity	30.39
Mid Cap Equity	12.78
Bond	11.96
Small Cap Equity	7.64
Real Estate Equity	4.55
Fixed Interest Contract	0.98
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 910.60	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.85
Investor Class
Actual	$1,000.00	$ 908.60	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.63
Service Class
Actual	$1,000.00	$ 908.60	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.14
Class L
Actual	$1,000.00	$ 907.20	$5.61
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.90
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class, 0.91% for the Investor Class, 1.01% for the Service Class and 1.16% for the Class L shares multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2045 Fund (Institutional Class shares) returned -9.01% relative to -8.17% for the Fund's benchmark, the Morningstar Lifetime 2045 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	-9.01%	N/A	3.74%
Investor Class	-9.36%	4.37%	10.23%
Service Class	-9.43%	4.33%	10.16%
Class L	-9.55%	N/A	5.38%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
(c) Investor Class and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	32.95%
Large Cap Equity	32.31
Mid Cap Equity	13.02
Small Cap Equity	8.36
Bond	8.24
Real Estate Equity	4.64
Fixed Interest Contract	0.48
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 903.80	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.91
Investor Class
Actual	$1,000.00	$ 902.50	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.69
Service Class
Actual	$1,000.00	$ 902.40	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.19
Class L
Actual	$1,000.00	$ 901.50	$5.64
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.96
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class, 1.02% for the Service Class and 1.17% for the Class L shares multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2050 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2050 Fund (Institutional Class shares) returned -9.21% relative to -8.41% for the Fund's benchmark, the Morningstar Lifetime 2050 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	-9.21%	N/A	6.47%
Investor Class	-9.54%	N/A	6.02%
Service Class	-9.70%	N/A	5.99%
Class L	-9.78%	N/A	5.84%
(a) Fund commenced operations on April 28, 2016.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	34.23%
Large Cap Equity	31.97
Mid Cap Equity	12.81
Small Cap Equity	8.82
Bond	7.11
Real Estate Equity	4.76
Fixed Interest Contract	0.30
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 902.30	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.96
Investor Class
Actual	$1,000.00	$ 901.10	$4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.74
Service Class
Actual	$1,000.00	$ 900.00	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.24
Class L
Actual	$1,000.00	$ 899.50	$5.68
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$6.01
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class, 0.93% for the Investor Class, 1.03% for the Service Class and 1.18% for the Class L shares multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund
Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos. Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West Lifetime 2055 Fund (Institutional Class shares) returned -9.43% relative to -8.57% for the Fund's benchmark, the Morningstar Lifetime 2055 Index.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 (inception) through December 31, 2009.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	-9.43%	N/A	3.59%
Investor Class	-9.75%	4.21%	10.08%
Service Class	-9.82%	4.10%	9.99%
Class L	-10.03%	N/A	5.27%
(a) Class L inception date was April 22, 2016.
(b) Institutional Class inception date was May 1, 2015.
(c) Investor Class and Service Class inception date was May 1, 2009.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	35.44%
Large Cap Equity	31.08
Mid Cap Equity	12.44
Small Cap Equity	9.13
Bond	6.78
Real Estate Equity	4.84
Fixed Interest Contract	0.29
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 902.30	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.91
Investor Class
Actual	$1,000.00	$ 900.10	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.69
Service Class
Actual	$1,000.00	$ 899.50	$4.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.19
Class L
Actual	$1,000.00	$ 898.30	$5.63
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.96
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class, 0.93% for the Investor Class, 1.03% for the Service Class and 1.18% for the Class L shares multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
9,380,512	Great-West Bond Index Fund Institutional Class(a)	$ 88,739,641
4,611,364	Great-West Core Bond Fund Institutional Class(a)	43,577,389
5,073,240	Great-West Global Bond Fund Institutional Class(a)	45,202,570
10,361,442	Great-West Inflation-Protected Securities Fund Institutional Class(a)	97,915,624
4,012,166	Great-West Multi-Sector Bond Fund Institutional Class(a)	35,748,402
3,098,452	Great-West Putnam High Yield Bond Institutional Class(a)	27,080,469
3,842,447	Great-West Short Duration Bond Fund Institutional Class(a)	37,156,460

TOTAL BOND MUTUAL FUNDS — 45.48% (Cost $391,530,567)		$375,420,555
EQUITY MUTUAL FUNDS
540,132	American Century Real Estate Fund Class R6	13,476,302
826,088	DFA International Real Estate Securities Portfolio Institutional Class	3,775,224
314,582	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,148,969
1,497,193	Great-West Emerging Markets Equity Fund Institutional Class(a)	11,648,160
2,574,482	Great-West International Growth Fund Institutional Class(a)	18,098,608
4,654,986	Great-West International Index Fund Institutional Class(a)	40,219,077
3,147,513	Great-West International Value Fund Institutional Class(a)	22,158,491
3,678,724	Great-West Large Cap Growth Fund Institutional Class(a)	31,857,751
1,188,962	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,621,247
1,638,872	Great-West Mid Cap Value Fund Institutional Class(a)	12,750,426
2,325,726	Great-West Putnam Equity Income Fund Institutional Class(a)	18,652,323
Shares		Fair Value
Equity Mutual Funds — (continued)
1,666,124	Great-West Real Estate Index Fund Institutional Class(a)	$ 13,412,298
8,146,203	Great-West S&P 500® Index Fund Institutional Class(a)	69,079,799
3,842,108	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	29,507,393
1,950,054	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	14,196,390
2,751,047	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	18,624,587
1,993,563	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,655,906
330,710	Invesco Global Real Estate Fund Class R6	3,760,178
156,919	Invesco Small Cap Discovery Fund Class R6	1,330,670
204,333	Janus Henderson Triton Fund Class N	5,237,056
1,098,855	Northern Emerging Markets Equity Index Fund	11,680,833

TOTAL EQUITY MUTUAL FUNDS — 44.08% (Cost $424,508,437)		$363,891,688
Account Balance
FIXED INTEREST CONTRACT
86,559,236 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	86,559,236

TOTAL FIXED INTEREST CONTRACT — 10.49% (Cost $86,559,236)		$ 86,559,236
TOTAL INVESTMENTS — 100.05% (Cost $902,598,240)		$825,871,479
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (376,665)
TOTAL NET ASSETS — 100.00%		$825,494,814

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
2,104,052	Great-West Bond Index Fund Institutional Class(a)	$ 19,904,330
1,032,701	Great-West Core Bond Fund Institutional Class(a)	9,759,021
1,064,823	Great-West Global Bond Fund Institutional Class(a)	9,487,572
1,697,965	Great-West Inflation-Protected Securities Fund Institutional Class(a)	16,045,765
890,412	Great-West Multi-Sector Bond Fund Institutional Class(a)	7,933,573
664,711	Great-West Putnam High Yield Bond Institutional Class(a)	5,809,575
656,038	Great-West Short Duration Bond Fund Institutional Class(a)	6,343,885

TOTAL BOND MUTUAL FUNDS — 41.63% (Cost $78,078,797)		$ 75,283,721
EQUITY MUTUAL FUNDS
118,361	American Century Real Estate Fund Class R6	2,953,107
191,334	DFA International Real Estate Securities Portfolio Institutional Class	874,396
77,654	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	777,316
399,831	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,110,682
664,934	Great-West International Growth Fund Institutional Class(a)	4,674,484
1,179,376	Great-West International Index Fund Institutional Class(a)	10,189,809
832,259	Great-West International Value Fund Institutional Class(a)	5,859,103
913,327	Great-West Large Cap Growth Fund Institutional Class(a)	7,909,415
319,014	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,044,880
397,755	Great-West Mid Cap Value Fund Institutional Class(a)	3,094,530
566,545	Great-West Putnam Equity Income Fund Institutional Class(a)	4,543,694
Shares		Fair Value
Equity Mutual Funds — (continued)
365,576	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,942,885
2,018,151	Great-West S&P 500® Index Fund Institutional Class(a)	17,113,918
936,771	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,194,404
530,368	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,861,079
671,519	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,546,182
494,660	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,388,423
76,797	Invesco Global Real Estate Fund Class R6	873,182
40,769	Invesco Small Cap Discovery Fund Class R6	345,720
54,573	Janus Henderson Triton Fund Class N	1,398,712
294,959	Northern Emerging Markets Equity Index Fund	3,135,415

TOTAL EQUITY MUTUAL FUNDS — 50.23% (Cost $112,984,341)		$ 90,831,336
Account Balance
FIXED INTEREST CONTRACT
14,800,171 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	14,800,171

TOTAL FIXED INTEREST CONTRACT — 8.18% (Cost $14,800,171)		$ 14,800,171
TOTAL INVESTMENTS — 100.04% (Cost $205,863,309)		$180,915,228
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (75,216)
TOTAL NET ASSETS — 100.00%		$180,840,012

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
17,556,119	Great-West Bond Index Fund Institutional Class(a)	$ 166,080,888
8,637,624	Great-West Core Bond Fund Institutional Class(a)	81,625,543
8,487,742	Great-West Global Bond Fund Institutional Class(a)	75,625,780
10,281,728	Great-West Inflation-Protected Securities Fund Institutional Class(a)	97,162,334
7,402,197	Great-West Multi-Sector Bond Fund Institutional Class(a)	65,953,576
5,369,415	Great-West Putnam High Yield Bond Institutional Class(a)	46,928,688
4,212,199	Great-West Short Duration Bond Fund Institutional Class(a)	40,731,965

TOTAL BOND MUTUAL FUNDS — 36.35% (Cost $598,754,952)		$ 574,108,774
EQUITY MUTUAL FUNDS
1,049,239	American Century Real Estate Fund Class R6	26,178,510
1,780,874	DFA International Real Estate Securities Portfolio Institutional Class	8,138,594
775,538	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,763,138
4,450,641	Great-West Emerging Markets Equity Fund Institutional Class(a)	34,625,987
6,864,038	Great-West International Growth Fund Institutional Class(a)	48,254,187
12,385,656	Great-West International Index Fund Institutional Class(a)	107,012,065
8,406,571	Great-West International Value Fund Institutional Class(a)	59,182,262
8,895,365	Great-West Large Cap Growth Fund Institutional Class(a)	77,033,857
3,457,560	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	22,162,962
3,945,841	Great-West Mid Cap Value Fund Institutional Class(a)	30,698,645
Shares		Fair Value
Equity Mutual Funds — (continued)
5,593,763	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 44,861,976
3,235,322	Great-West Real Estate Index Fund Institutional Class(a)	26,044,342
19,665,397	Great-West S&P 500® Index Fund Institutional Class(a)	166,762,572
9,284,094	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	71,301,843
5,681,332	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	41,360,096
6,619,342	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	44,812,945
4,817,275	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	32,998,337
712,957	Invesco Global Real Estate Fund Class R6	8,106,322
450,388	Invesco Small Cap Discovery Fund Class R6	3,819,292
595,344	Janus Henderson Triton Fund Class N	15,258,664
3,283,048	Northern Emerging Markets Equity Index Fund	34,898,796

TOTAL EQUITY MUTUAL FUNDS — 57.70% (Cost $1,063,829,267)		$ 911,275,392
Account Balance
FIXED INTEREST CONTRACT
94,705,377 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	94,705,377

TOTAL FIXED INTEREST CONTRACT — 5.99% (Cost $94,705,377)		$ 94,705,377
TOTAL INVESTMENTS — 100.04% (Cost $1,757,289,596)		$1,580,089,543
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (700,627)
TOTAL NET ASSETS — 100.00%		$1,579,388,916

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
1,577,801	Great-West Bond Index Fund Institutional Class(a)	$ 14,926,001
774,097	Great-West Core Bond Fund Institutional Class(a)	7,315,213
730,774	Great-West Global Bond Fund Institutional Class(a)	6,511,194
643,712	Great-West Inflation-Protected Securities Fund Institutional Class(a)	6,083,080
660,800	Great-West Multi-Sector Bond Fund Institutional Class(a)	5,887,724
468,367	Great-West Putnam High Yield Bond Institutional Class(a)	4,093,527
286,357	Great-West Short Duration Bond Fund Institutional Class(a)	2,769,074

TOTAL BOND MUTUAL FUNDS — 28.12% (Cost $49,275,858)		$ 47,585,813
EQUITY MUTUAL FUNDS
113,027	American Century Real Estate Fund Class R6	2,820,020
201,650	DFA International Real Estate Securities Portfolio Institutional Class	921,541
94,934	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	950,293
610,072	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,746,357
893,318	Great-West International Growth Fund Institutional Class(a)	6,280,025
1,608,931	Great-West International Index Fund Institutional Class(a)	13,901,160
1,092,469	Great-West International Value Fund Institutional Class(a)	7,690,984
1,106,662	Great-West Large Cap Growth Fund Institutional Class(a)	9,583,692
468,617	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,003,833
490,476	Great-West Mid Cap Value Fund Institutional Class(a)	3,815,904
695,191	Great-West Putnam Equity Income Fund Institutional Class(a)	5,575,429
Shares		Fair Value
Equity Mutual Funds — (continued)
349,007	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,809,509
2,449,250	Great-West S&P 500® Index Fund Institutional Class(a)	20,769,644
1,153,386	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,858,002
766,778	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,582,142
822,460	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	5,568,057
600,749	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,115,130
80,865	Invesco Global Real Estate Fund Class R6	919,432
60,514	Invesco Small Cap Discovery Fund Class R6	513,159
79,937	Janus Henderson Triton Fund Class N	2,048,777
449,488	Northern Emerging Markets Equity Index Fund	4,778,059

TOTAL EQUITY MUTUAL FUNDS — 68.11% (Cost $144,279,983)		$115,251,149
Account Balance
FIXED INTEREST CONTRACT
6,437,890 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	6,437,890

TOTAL FIXED INTEREST CONTRACT — 3.81% (Cost $6,437,890)		$ 6,437,890
TOTAL INVESTMENTS — 100.04% (Cost $199,993,731)		$169,274,852
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (69,165)
TOTAL NET ASSETS — 100.00%		$169,205,687

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
9,572,516	Great-West Bond Index Fund Institutional Class(a)	$ 90,556,003
4,697,542	Great-West Core Bond Fund Institutional Class(a)	44,391,776
4,282,802	Great-West Global Bond Fund Institutional Class(a)	38,159,770
2,547,502	Great-West Inflation-Protected Securities Fund Institutional Class(a)	24,073,894
3,992,378	Great-West Multi-Sector Bond Fund Institutional Class(a)	35,572,092
2,774,799	Great-West Putnam High Yield Bond Institutional Class(a)	24,251,745
1,286,592	Great-West Short Duration Bond Fund Institutional Class(a)	12,441,343

TOTAL BOND MUTUAL FUNDS — 19.16% (Cost $279,589,415)		$ 269,446,623
EQUITY MUTUAL FUNDS
945,094	American Century Real Estate Fund Class R6	23,580,098
1,734,765	DFA International Real Estate Securities Portfolio Institutional Class	7,927,874
901,365	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,022,667
6,361,156	Great-West Emerging Markets Equity Fund Institutional Class(a)	49,489,795
8,817,665	Great-West International Growth Fund Institutional Class(a)	61,988,188
15,916,636	Great-West International Index Fund Institutional Class(a)	137,519,735
10,778,059	Great-West International Value Fund Institutional Class(a)	75,877,537
10,383,614	Great-West Large Cap Growth Fund Institutional Class(a)	89,922,096
4,769,852	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	30,574,753
4,634,772	Great-West Mid Cap Value Fund Institutional Class(a)	36,058,525
Shares		Fair Value
Equity Mutual Funds — (continued)
6,556,511	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 52,583,215
2,912,419	Great-West Real Estate Index Fund Institutional Class(a)	23,444,970
23,006,400	Great-West S&P 500® Index Fund Institutional Class(a)	195,094,270
10,867,068	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	83,459,085
7,802,798	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	56,804,369
7,759,308	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	52,530,513
5,619,578	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	38,494,110
694,952	Invesco Global Real Estate Fund Class R6	7,901,606
617,265	Invesco Small Cap Discovery Fund Class R6	5,234,408
816,096	Janus Henderson Triton Fund Class N	20,916,537
4,682,308	Northern Emerging Markets Equity Index Fund	49,772,933

TOTAL EQUITY MUTUAL FUNDS — 78.82% (Cost $1,304,469,588)		$1,108,197,284
Account Balance
FIXED INTEREST CONTRACT
29,042,750 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	29,042,750

TOTAL FIXED INTEREST CONTRACT — 2.07% (Cost $29,042,750)		$ 29,042,750
TOTAL INVESTMENTS — 100.05% (Cost $1,613,101,753)		$1,406,686,657
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (640,118)
TOTAL NET ASSETS — 100.00%		$1,406,046,539

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
503,470	Great-West Bond Index Fund Institutional Class(a)	$ 4,762,829
247,220	Great-West Core Bond Fund Institutional Class(a)	2,336,228
219,422	Great-West Global Bond Fund Institutional Class(a)	1,955,047
74,910	Great-West Inflation-Protected Securities Fund Institutional Class(a)	707,902
209,664	Great-West Multi-Sector Bond Fund Institutional Class(a)	1,868,105
144,265	Great-West Putnam High Yield Bond Institutional Class(a)	1,260,872
47,991	Great-West Short Duration Bond Fund Institutional Class(a)	464,073

TOTAL BOND MUTUAL FUNDS — 11.97% (Cost $13,781,937)		$ 13,355,056
EQUITY MUTUAL FUNDS
75,429	American Century Real Estate Fund Class R6	1,881,946
144,890	DFA International Real Estate Securities Portfolio Institutional Class	662,147
76,861	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	769,382
594,970	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,628,864
788,512	Great-West International Growth Fund Institutional Class(a)	5,543,241
1,419,698	Great-West International Index Fund Institutional Class(a)	12,266,186
968,067	Great-West International Value Fund Institutional Class(a)	6,815,189
891,920	Great-West Large Cap Growth Fund Institutional Class(a)	7,724,028
438,342	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,809,774
393,811	Great-West Mid Cap Value Fund Institutional Class(a)	3,063,849
559,808	Great-West Putnam Equity Income Fund Institutional Class(a)	4,489,659
Shares		Fair Value
Equity Mutual Funds — (continued)
233,301	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,878,076
1,975,727	Great-West S&P 500® Index Fund Institutional Class(a)	16,754,165
928,247	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,128,939
719,974	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,241,413
662,547	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,485,442
482,685	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,306,391
58,234	Invesco Global Real Estate Fund Class R6	662,124
56,989	Invesco Small Cap Discovery Fund Class R6	483,266
75,247	Janus Henderson Triton Fund Class N	1,928,573
440,456	Northern Emerging Markets Equity Index Fund	4,682,047

TOTAL EQUITY MUTUAL FUNDS — 87.09% (Cost $122,077,089)		$ 97,204,701
Account Balance
FIXED INTEREST CONTRACT
1,092,944 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,092,944

TOTAL FIXED INTEREST CONTRACT — 0.98% (Cost $1,092,944)		$ 1,092,944
TOTAL INVESTMENTS — 100.04% (Cost $136,951,970)		$111,652,701
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (46,582)
TOTAL NET ASSETS — 100.00%		$111,606,119

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
2,678,460	Great-West Bond Index Fund Institutional Class(a)	$ 25,338,234
1,313,817	Great-West Core Bond Fund Institutional Class(a)	12,415,571
1,145,269	Great-West Global Bond Fund Institutional Class(a)	10,204,346
137,301	Great-West Inflation-Protected Securities Fund Institutional Class(a)	1,297,491
1,107,501	Great-West Multi-Sector Bond Fund Institutional Class(a)	9,867,837
749,300	Great-West Putnam High Yield Bond Institutional Class(a)	6,548,885
167,517	Great-West Short Duration Bond Fund Institutional Class(a)	1,619,889

TOTAL BOND MUTUAL FUNDS — 8.25% (Cost $69,767,082)		$ 67,292,253
EQUITY MUTUAL FUNDS
557,568	American Century Real Estate Fund Class R6	13,911,313
1,112,421	DFA International Real Estate Securities Portfolio Institutional Class	5,083,766
571,325	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	5,718,962
4,906,533	Great-West Emerging Markets Equity Fund Institutional Class(a)	38,172,827
6,160,792	Great-West International Growth Fund Institutional Class(a)	43,310,366
11,103,696	Great-West International Index Fund Institutional Class(a)	95,935,937
7,526,316	Great-West International Value Fund Institutional Class(a)	52,985,266
6,613,586	Great-West Large Cap Growth Fund Institutional Class(a)	57,273,651
3,516,270	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	22,539,294
2,948,769	Great-West Mid Cap Value Fund Institutional Class(a)	22,941,421
4,165,871	Great-West Putnam Equity Income Fund Institutional Class(a)	33,410,285
Shares		Fair Value
Equity Mutual Funds — (continued)
1,719,634	Great-West Real Estate Index Fund Institutional Class(a)	$ 13,843,052
14,649,489	Great-West S&P 500® Index Fund Institutional Class(a)	124,227,668
6,915,270	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	53,109,278
5,747,290	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	41,840,272
4,930,538	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	33,379,741
3,579,467	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	24,519,348
445,802	Invesco Global Real Estate Fund Class R6	5,068,771
454,494	Invesco Small Cap Discovery Fund Class R6	3,854,106
600,838	Janus Henderson Triton Fund Class N	15,399,472
3,615,160	Northern Emerging Markets Equity Index Fund	38,429,150

TOTAL EQUITY MUTUAL FUNDS — 91.32% (Cost $881,274,185)		$744,953,946
Account Balance
FIXED INTEREST CONTRACT
3,884,255 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,884,255

TOTAL FIXED INTEREST CONTRACT — 0.48% (Cost $3,884,255)		$ 3,884,255
TOTAL INVESTMENTS — 100.05% (Cost $954,925,522)		$816,130,454
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (373,423)
TOTAL NET ASSETS — 100.00%		$815,757,031

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
172,157	Great-West Bond Index Fund Institutional Class(a)	$ 1,628,602
84,254	Great-West Core Bond Fund Institutional Class(a)	796,202
74,137	Great-West Global Bond Fund Institutional Class(a)	660,559
71,452	Great-West Multi-Sector Bond Fund Institutional Class(a)	636,633
48,154	Great-West Putnam High Yield Bond Institutional Class(a)	420,867
7,860	Great-West Short Duration Bond Fund Institutional Class(a)	76,003

TOTAL BOND MUTUAL FUNDS — 7.11% (Cost $4,355,416)		$ 4,218,866
EQUITY MUTUAL FUNDS
40,899	American Century Real Estate Fund Class R6	1,020,427
85,858	DFA International Real Estate Securities Portfolio Institutional Class	392,371
40,908	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	409,491
382,520	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,976,002
458,517	Great-West International Growth Fund Institutional Class(a)	3,223,377
826,123	Great-West International Index Fund Institutional Class(a)	7,137,703
564,334	Great-West International Value Fund Institutional Class(a)	3,972,909
475,763	Great-West Large Cap Growth Fund Institutional Class(a)	4,120,109
269,374	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,726,689
210,437	Great-West Mid Cap Value Fund Institutional Class(a)	1,637,196
297,688	Great-West Putnam Equity Income Fund Institutional Class(a)	2,387,456
126,542	Great-West Real Estate Index Fund Institutional Class(a)	1,018,661
Shares		Fair Value
Equity Mutual Funds — (continued)
1,049,435	Great-West S&P 500® Index Fund Institutional Class(a)	$ 8,899,209
493,782	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,792,244
440,813	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,209,118
352,424	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,385,909
257,354	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,762,877
34,596	Invesco Global Real Estate Fund Class R6	393,351
35,243	Invesco Small Cap Discovery Fund Class R6	298,864
46,060	Janus Henderson Triton Fund Class N	1,180,515
282,678	Northern Emerging Markets Equity Index Fund	3,004,867

TOTAL EQUITY MUTUAL FUNDS — 92.62% (Cost $68,617,679)		$54,949,345
Account Balance
FIXED INTEREST CONTRACT
181,098 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	181,098

TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $181,098)		$ 181,098
TOTAL INVESTMENTS — 100.04% (Cost $73,154,193)		$59,349,309
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (23,556)
TOTAL NET ASSETS — 100.00%		$59,325,753

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
907,734	Great-West Bond Index Fund Institutional Class(a)	$ 8,587,164
447,088	Great-West Core Bond Fund Institutional Class(a)	4,224,982
413,692	Great-West Global Bond Fund Institutional Class(a)	3,685,993
376,919	Great-West Multi-Sector Bond Fund Institutional Class(a)	3,358,348
252,481	Great-West Putnam High Yield Bond Institutional Class(a)	2,206,687
44,267	Great-West Short Duration Bond Fund Institutional Class(a)	428,064

TOTAL BOND MUTUAL FUNDS — 6.78% (Cost $23,354,052)		$ 22,491,238
EQUITY MUTUAL FUNDS
229,882	American Century Real Estate Fund Class R6	5,735,567
502,833	DFA International Real Estate Securities Portfolio Institutional Class	2,297,949
222,047	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,222,686
2,295,518	Great-West Emerging Markets Equity Fund Institutional Class(a)	17,859,130
2,615,724	Great-West International Growth Fund Institutional Class(a)	18,388,542
4,721,019	Great-West International Index Fund Institutional Class(a)	40,789,604
3,192,860	Great-West International Value Fund Institutional Class(a)	22,477,737
2,562,561	Great-West Large Cap Growth Fund Institutional Class(a)	22,191,781
1,562,894	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	10,018,153
1,142,496	Great-West Mid Cap Value Fund Institutional Class(a)	8,888,616
1,617,664	Great-West Putnam Equity Income Fund Institutional Class(a)	12,973,666
Shares		Fair Value
Equity Mutual Funds — (continued)
710,092	Great-West Real Estate Index Fund Institutional Class(a)	$ 5,716,240
5,667,851	Great-West S&P 500® Index Fund Institutional Class(a)	48,063,376
2,683,883	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	20,612,222
2,549,967	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	18,563,759
1,915,677	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	12,969,132
1,388,639	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,512,178
201,959	Invesco Global Real Estate Fund Class R6	2,296,276
200,045	Invesco Small Cap Discovery Fund Class R6	1,696,385
267,134	Janus Henderson Triton Fund Class N	6,846,649
1,687,752	Northern Emerging Markets Equity Index Fund	17,940,807

TOTAL EQUITY MUTUAL FUNDS — 92.97% (Cost $367,208,554)		$308,060,455
Account Balance
FIXED INTEREST CONTRACT
953,754 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	953,754

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $953,754)		$ 953,754
TOTAL INVESTMENTS — 100.04% (Cost $391,516,360)		$331,505,447
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (147,016)
TOTAL NET ASSETS — 100.00%		$331,358,431

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$786,611,216	$171,334,696	$1,483,689,365
Investments at fair value, unaffiliated(b)	39,260,263	9,580,532	96,400,178
Subscriptions receivable	1,116,337	528,819	1,438,742
Receivable for investments sold	3,751,563	71,321	8,435,283
Total Assets	830,739,379	181,515,368	1,589,963,568
LIABILITIES:
Payable for distribution fees	88,305	20,830	136,143
Payable for investments purchased	582,941	412,396	109,962
Payable for shareholder services fees	228,675	40,559	431,478
Payable to investment adviser	59,685	13,827	133,006
Redemptions payable	4,284,959	187,744	9,764,063
Total Liabilities	5,244,565	675,356	10,574,652
NET ASSETS	$825,494,814	$180,840,012	$1,579,388,916
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,490,916	$1,804,669	$13,569,125
Paid-in capital in excess of par	871,322,284	195,250,333	1,671,758,404
Total distributable earnings	(53,318,386)	(16,214,990)	(105,938,613)
NET ASSETS	$825,494,814	$180,840,012	$1,579,388,916
NET ASSETS BY CLASS
Investor Class	$60,992,559	$15,119,310	$118,244,063
Service Class	$446,092,074	$31,750,484	$1,081,687,476
Class L	$245,205,672	$90,031,968	$221,556,675
Institutional Class	$73,204,509	$43,938,250	$157,900,702
CAPITAL STOCK:
Authorized
Investor Class	70,000,000	5,000,000	70,000,000
Service Class	135,000,000	35,000,000	230,000,000
Class L	60,000,000	15,000,000	45,000,000
Institutional Class	20,000,000	10,000,000	30,000,000
Issued and Outstanding
Investor Class	4,794,443	1,511,843	8,967,052
Service Class	35,298,052	3,166,628	82,498,773
Class L	26,462,109	8,986,496	24,881,455
Institutional Class	8,354,559	4,381,722	19,343,971
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.72	$10.00	$13.19
Service Class	$12.64	$10.03	$13.11
Class L	$9.27	$10.02	$8.90
Institutional Class	$8.76	$10.03	$8.16
(a) Cost of investments, affiliated	$860,033,477	$194,941,242	$1,655,369,461
(b) Cost of investments, unaffiliated	$42,564,763	$10,922,067	$101,920,135
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$157,273,864	$1,291,353,201	$101,352,598
Investments at fair value, unaffiliated(b)	12,000,988	115,333,456	10,300,103
Subscriptions receivable	149,491	1,675,273	173,442
Receivable for investments sold	73,175	12,024,278	9,512
Total Assets	169,497,518	1,420,386,208	111,835,655
LIABILITIES:
Payable for distribution fees	18,158	119,645	12,199
Payable for investments purchased	67,427	127,263	103,007
Payable for shareholder services fees	35,987	386,914	23,784
Payable to investment adviser	15,020	133,559	10,599
Redemptions payable	155,239	13,572,288	79,947
Total Liabilities	291,831	14,339,669	229,536
NET ASSETS	$169,205,687	$1,406,046,539	$111,606,119
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,667,681	$12,542,633	$1,121,510
Paid-in capital in excess of par	186,644,570	1,504,941,386	125,985,823
Total distributable earnings	(19,106,564)	(111,437,480)	(15,501,214)
NET ASSETS	$169,205,687	$1,406,046,539	$111,606,119
NET ASSETS BY CLASS
Investor Class	$8,157,057	$105,406,155	$3,637,578
Service Class	$39,959,104	$978,370,823	$27,648,558
Class L	$71,812,322	$179,262,324	$48,494,882
Institutional Class	$49,277,204	$143,007,237	$31,825,101
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	70,000,000	35,000,000
Service Class	35,000,000	225,000,000	35,000,000
Class L	16,000,000	40,000,000	7,000,000
Institutional Class	10,000,000	25,000,000	5,000,000
Issued and Outstanding
Investor Class	805,521	8,294,630	367,200
Service Class	3,935,393	78,238,571	2,780,667
Class L	7,082,253	20,668,638	4,876,012
Institutional Class	4,853,646	18,224,487	3,191,218
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.13	$12.71	$9.91
Service Class	$10.15	$12.50	$9.94
Class L	$10.14	$8.67	$9.95
Institutional Class	$10.15	$7.85	$9.97
(a) Cost of investments, affiliated	$186,226,165	$1,492,647,464	$125,057,640
(b) Cost of investments, unaffiliated	$13,767,566	$120,454,289	$11,894,330
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$734,383,876	$53,058,914	$294,691,814
Investments at fair value, unaffiliated(b)	81,746,578	6,290,395	36,813,633
Subscriptions receivable	1,224,637	118,794	876,546
Receivable for investments sold	7,697,095	4,526	9,910,466
Total Assets	825,052,186	59,472,629	342,292,459
LIABILITIES:
Payable for distribution fees	68,951	5,539	24,395
Payable for investments purchased	-	116,206	69,709
Payable for shareholder services fees	224,006	12,379	89,322
Payable to investment adviser	80,466	5,638	33,299
Redemptions payable	8,921,732	7,114	10,717,303
Total Liabilities	9,295,155	146,876	10,934,028
NET ASSETS	$815,757,031	$59,325,753	$331,358,431
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,392,737	$580,498	$2,619,895
Paid-in capital in excess of par	882,487,225	67,112,929	362,931,903
Total distributable earnings	(74,122,931)	(8,367,674)	(34,193,367)
NET ASSETS	$815,757,031	$59,325,753	$331,358,431
NET ASSETS BY CLASS
Investor Class	$52,346,862	$2,165,950	$20,047,728
Service Class	$581,047,623	$20,800,173	$248,803,263
Class L	$95,072,803	$18,965,056	$16,384,215
Institutional Class	$87,289,743	$17,394,574	$46,123,225
CAPITAL STOCK:
Authorized
Investor Class	70,000,000	5,000,000	70,000,000
Service Class	120,000,000	35,000,000	70,000,000
Class L	28,000,000	5,000,000	28,000,000
Institutional Class	15,000,000	5,000,000	10,000,000
Issued and Outstanding
Investor Class	4,160,943	212,443	1,327,325
Service Class	47,966,670	2,035,007	16,952,237
Class L	10,819,358	1,858,285	1,911,542
Institutional Class	10,980,397	1,699,240	6,007,845
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.58	$10.20	$15.10
Service Class	$12.11	$10.22	$14.68
Class L	$8.79	$10.21	$8.57
Institutional Class	$7.95	$10.24	$7.68
(a) Cost of investments, affiliated	$869,886,111	$65,945,211	$352,339,110
(b) Cost of investments, unaffiliated	$85,039,411	$7,208,982	$39,177,250
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$1,320,140	$174,000	$1,348,489
Dividends, affiliated	24,044,042	4,654,688	44,120,997
Dividends, unaffiliated	2,048,926	396,907	4,226,142
Total Income	27,413,108	5,225,595	49,695,628
EXPENSES:
Management fees	1,140,013	193,391	2,152,248
Shareholder services fees – Investor Class	273,731	49,233	524,477
Shareholder services fees – Service Class	1,894,949	108,824	4,464,831
Shareholder services fees – Class L	904,099	258,580	759,293
Distribution fees – Service Class	539,836	31,014	1,272,049
Distribution fees – Class L	643,986	184,324	540,945
Total Expenses	5,396,614	825,366	9,713,843
Less management fees waived	324,791	43,992	366,050
Net Expenses	5,071,823	781,374	9,347,793
NET INVESTMENT INCOME	22,341,285	4,444,221	40,347,835
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	7,406,044	845,850	15,285,323
Net realized gain on investments, unaffiliated	6,545,360	8,311	17,828,557
Realized gain distributions received, affiliated	42,378,761	10,160,492	105,455,727
Realized gain distributions received, unaffiliated	1,222,885	283,609	2,847,206
Net Realized Gain	57,553,050	11,298,262	141,416,813
Net change in unrealized depreciation on investments, affiliated	(104,950,781)	(23,775,773)	(244,239,492)
Net change in unrealized depreciation on investments, unaffiliated	(14,206,644)	(1,717,010)	(34,991,082)
Net Change in Unrealized Depreciation	(119,157,425)	(25,492,783)	(279,230,574)
Net Realized and Unrealized Loss	(61,604,375)	(14,194,521)	(137,813,761)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,263,090)	$(9,750,300)	$(97,465,926)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$71,229	$379,347	$10,646
Dividends, affiliated	4,200,948	36,481,809	2,552,728
Dividends, unaffiliated	418,838	4,027,839	302,733
Total Income	4,691,015	40,888,995	2,866,107
EXPENSES:
Management fees	184,656	1,960,490	120,655
Shareholder services fees – Investor Class	27,756	489,420	13,704
Shareholder services fees – Service Class	134,611	4,095,735	91,433
Shareholder services fees – Class L	201,716	658,680	137,046
Distribution fees – Service Class	38,367	1,166,948	26,062
Distribution fees – Class L	143,780	469,207	97,688
Total Expenses	730,886	8,840,480	486,588
Less management fees waived	22,263	164,834	8,008
Net Expenses	708,623	8,675,646	478,580
NET INVESTMENT INCOME	3,982,392	32,213,349	2,387,527
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,521,382	24,105,877	1,048,939
Net realized gain on investments, unaffiliated	429,130	23,114,920	450,967
Realized gain distributions received, affiliated	13,061,955	127,664,664	10,824,991
Realized gain distributions received, unaffiliated	342,210	3,265,570	279,877
Net Realized Gain	15,354,677	178,151,031	12,604,774
Net change in unrealized depreciation on investments, affiliated	(29,689,790)	(290,342,516)	(24,151,744)
Net change in unrealized depreciation on investments, unaffiliated	(2,477,891)	(41,899,090)	(2,146,831)
Net Change in Unrealized Depreciation	(32,167,681)	(332,241,606)	(26,298,575)
Net Realized and Unrealized Loss	(16,813,004)	(154,090,575)	(13,693,801)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,830,612)	$(121,877,226)	$(11,306,274)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$41,181	$1,483	$9,871
Dividends, affiliated	19,749,883	1,303,016	7,883,063
Dividends, unaffiliated	2,529,160	175,780	1,134,922
Total Income	22,320,224	1,480,279	9,027,856
EXPENSES:
Management fees	1,136,924	63,146	453,173
Shareholder services fees – Investor Class	249,914	6,296	123,934
Shareholder services fees – Service Class	2,440,356	66,924	1,008,051
Shareholder services fees – Class L	343,456	53,389	55,034
Distribution fees – Service Class	695,315	19,077	287,258
Distribution fees – Class L	244,664	38,054	39,213
Total Expenses	5,110,629	246,886	1,966,663
Less management fees waived	67,870	1,952	29,008
Net Expenses	5,042,759	244,934	1,937,655
NET INVESTMENT INCOME	17,277,465	1,235,345	7,090,201
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	12,368,500	533,683	1,900,534
Net realized gain on investments, unaffiliated	15,646,402	324,234	7,139,828
Realized gain distributions received, affiliated	84,025,679	5,952,176	34,448,406
Realized gain distributions received, unaffiliated	2,241,880	163,363	996,626
Net Realized Gain	114,282,461	6,973,456	44,485,394
Net change in unrealized depreciation on investments, affiliated	(188,371,925)	(13,254,715)	(75,633,139)
Net change in unrealized depreciation on investments, unaffiliated	(28,535,478)	(1,317,796)	(13,079,084)
Net Change in Unrealized Depreciation	(216,907,403)	(14,572,511)	(88,712,223)
Net Realized and Unrealized Loss	(102,624,942)	(7,599,055)	(44,226,829)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(85,347,477)	$(6,363,710)	$(37,136,628)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime 2015 Fund	2018	2017
OPERATIONS:
Net investment income	$22,341,285	$19,705,484
Net realized gain	57,553,050	32,656,214
Net change in unrealized appreciation (depreciation)	(119,157,425)	52,857,543
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,263,090)	105,219,241
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,086,144)	(4,128,043) (a)
Service Class	(27,938,803)	(25,925,441) (b)
Class L	(19,694,605)	(14,066,157) (c)
Institutional Class	(6,536,698)	(2,316,719) (d)
From Net Investment Income and Net Realized Gains	(58,256,250)	(46,436,360)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	7,435,907	18,456,056
Service Class	88,187,080	106,228,406
Class L	53,280,180	103,549,311
Institutional Class	63,663,448	36,489,927
Shares issued in reinvestment of distributions
Investor Class	4,086,144	4,128,043
Service Class	27,938,803	25,925,441
Class L	19,694,605	14,066,157
Institutional Class	6,536,698	2,316,719
Shares redeemed
Investor Class	(35,948,162)	(45,297,761)
Service Class	(229,183,568)	(250,422,493)
Class L	(56,592,675)	(54,182,168)
Institutional Class	(30,131,886)	(7,769,348)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(81,033,426)	(46,511,710)
Total Increase (Decrease) in Net Assets	(178,552,766)	12,271,171
NET ASSETS:
Beginning of year	1,004,047,580	991,776,409
End of year(e)	$825,494,814	$1,004,047,580
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	529,981	1,314,790
Service Class	6,366,044	7,692,994
Class L	5,139,837	9,890,273
Institutional Class	6,340,328	3,611,401
Shares issued in reinvestment of distributions
Investor Class	306,513	294,149
Service Class	2,110,766	1,860,100
Class L	2,023,203	1,338,689
Institutional Class	710,990	230,987
Shares redeemed
Investor Class	(2,586,799)	(3,230,369)
Service Class	(16,538,364)	(18,111,756)
Class L	(5,475,799)	(5,158,790)
Institutional Class	(3,019,326)	(774,811)
Net Decrease	(4,092,626)	(1,042,343)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $1,552,840 and net realized gains of $2,575,203. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $9,229,572 and net realized gains of $16,695,869. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $5,287,133 and net realized gains of $8,779,024. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $1,077,407 and net realized gains of $1,239,312. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(e)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $1,974,362. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime 2020 Fund	2018	2017
OPERATIONS:
Net investment income	$4,444,221	$1,821,721
Net realized gain	11,298,262	3,897,394
Net change in unrealized appreciation (depreciation)	(25,492,783)	804,172
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,750,300)	6,523,287
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(842,786)	(345,099) (a)
Service Class	(1,723,019)	(861,309) (b)
Class L	(4,404,212)	(1,452,218) (c)
Institutional Class	(2,571,086)	(783,330) (d)
From Net Investment Income and Net Realized Gains	(9,541,103)	(3,441,956)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	8,481,907	12,319,516
Service Class	21,224,275	24,472,563
Class L	77,344,625	59,502,796
Institutional Class	44,290,583	28,843,520
Shares issued in reinvestment of distributions
Investor Class	842,786	345,099
Service Class	1,723,019	861,309
Class L	4,404,212	1,452,218
Institutional Class	2,571,086	783,330
Shares redeemed
Investor Class	(3,762,751)	(4,503,226)
Service Class	(15,060,891)	(9,060,540)
Class L	(32,979,503)	(10,852,662)
Institutional Class	(19,560,178)	(12,075,240)
Net Increase in Net Assets Resulting from Capital Share Transactions	89,519,170	92,088,683
Total Increase in Net Assets	70,227,767	95,170,014
NET ASSETS:
Beginning of year	110,612,245	15,442,231
End of year	$180,840,012	$110,612,245
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	759,735	1,099,635
Service Class	1,924,173	2,256,419
Class L	7,015,203	5,379,337
Institutional Class	3,965,577	2,710,003
Shares issued in reinvestment of distributions
Investor Class	81,060	31,095
Service Class	165,191	77,582
Class L	424,608	130,586
Institutional Class	247,090	70,574
Shares redeemed
Investor Class	(345,310)	(407,728)
Service Class	(1,377,959)	(837,797)
Class L	(2,985,836)	(978,420)
Institutional Class	(1,751,346)	(1,108,906)
Net Increase	8,122,186	8,422,380
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $293,197 and net realized gains of $51,902. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $694,458 and net realized gains of $166,851. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $1,181,135 and net realized gains of $271,083. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $650,273 and net realized gains of $133,057. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime 2025 Fund	2018	2017
OPERATIONS:
Net investment income	$40,347,835	$36,206,787
Net realized gain	141,416,813	85,156,743
Net change in unrealized appreciation (depreciation)	(279,230,574)	116,774,857
Net Increase (Decrease) in Net Assets Resulting from Operations	(97,465,926)	238,138,387
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(9,728,503)	(10,163,101) (a)
Service Class	(84,943,534)	(75,527,766) (b)
Class L	(23,664,799)	(15,172,516) (c)
Institutional Class	(19,223,511)	(7,825,199) (d)
From Net Investment Income and Net Realized Gains	(137,560,347)	(108,688,582)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	22,587,677	42,382,422
Service Class	238,197,288	244,607,387
Class L	82,453,751	90,057,136
Institutional Class	110,742,688	85,633,931
Shares issued in reinvestment of distributions
Investor Class	9,728,503	10,163,101
Service Class	84,943,534	75,527,766
Class L	23,664,799	15,172,516
Institutional Class	19,223,511	7,825,199
Shares redeemed
Investor Class	(71,072,071)	(91,191,143)
Service Class	(463,112,896)	(438,481,898)
Class L	(50,551,983)	(41,845,318)
Institutional Class	(48,982,907)	(12,374,313)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(42,178,106)	(12,523,214)
Total Increase (Decrease) in Net Assets	(277,204,379)	116,926,591
NET ASSETS:
Beginning of year	1,856,593,295	1,739,666,704
End of year(e)	$1,579,388,916	$1,856,593,295
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,508,005	2,850,408
Service Class	16,052,176	16,586,407
Class L	7,984,813	8,476,382
Institutional Class	11,417,550	8,562,561
Shares issued in reinvestment of distributions
Investor Class	696,838	678,466
Service Class	6,123,534	5,066,938
Class L	2,502,292	1,433,747
Institutional Class	2,213,409	794,817
Shares redeemed
Investor Class	(4,761,196)	(6,079,235)
Service Class	(31,296,967)	(29,662,397)
Class L	(4,867,782)	(3,935,553)
Institutional Class	(5,048,858)	(1,238,153)
Net Increase	2,523,814	3,534,388
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $3,057,332 and net realized gains of $7,105,769. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $21,867,416 and net realized gains of $53,660,350. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $4,730,481 and net realized gains of $10,442,035. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $3,025,637 and net realized gains of $4,799,562. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(e)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $2,516,967. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime 2030 Fund	2018	2017
OPERATIONS:
Net investment income	$3,982,392	$1,754,514
Net realized gain	15,354,677	4,529,789
Net change in unrealized appreciation (depreciation)	(32,167,681)	1,702,795
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,830,612)	7,987,098
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(548,205)	(208,730) (a)
Service Class	(2,577,946)	(1,077,882) (b)
Class L	(4,284,311)	(1,264,850) (c)
Institutional Class	(3,438,944)	(918,353) (d)
From Net Investment Income and Net Realized Gains	(10,849,406)	(3,469,815)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,141,469	6,650,683
Service Class	23,314,569	28,109,344
Class L	66,536,319	47,962,977
Institutional Class	48,355,195	24,630,028
Shares issued in reinvestment of distributions
Investor Class	548,205	208,730
Service Class	2,577,946	1,077,882
Class L	4,284,311	1,264,850
Institutional Class	3,438,944	918,353
Shares redeemed
Investor Class	(1,363,273)	(4,982,109)
Service Class	(12,312,269)	(7,721,015)
Class L	(28,678,542)	(10,258,288)
Institutional Class	(19,957,924)	(5,397,094)
Net Increase in Net Assets Resulting from Capital Share Transactions	90,884,950	82,464,341
Total Increase in Net Assets	67,204,932	86,981,624
NET ASSETS:
Beginning of year	102,000,755	15,019,131
End of year	$169,205,687	$102,000,755
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	355,025	574,405
Service Class	2,013,397	2,506,133
Class L	5,770,327	4,190,464
Institutional Class	4,132,045	2,253,914
Shares issued in reinvestment of distributions
Investor Class	51,523	18,069
Service Class	241,984	93,105
Class L	404,709	109,125
Institutional Class	323,009	79,325
Shares redeemed
Investor Class	(118,806)	(441,156)
Service Class	(1,066,579)	(679,302)
Class L	(2,499,992)	(893,399)
Institutional Class	(1,699,506)	(485,525)
Net Increase	7,907,136	7,325,158
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $172,417 and net realized gains of $36,313. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $829,857 and net realized gains of $248,025. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $1,001,040 and net realized gains of $263,810. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $728,553 and net realized gains of $189,800. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime 2035 Fund	2018	2017
OPERATIONS:
Net investment income	$32,213,349	$31,013,122
Net realized gain	178,151,031	104,796,770
Net change in unrealized appreciation (depreciation)	(332,241,606)	133,804,803
Net Increase (Decrease) in Net Assets Resulting from Operations	(121,877,226)	269,614,695
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(11,978,833)	(10,733,372) (a)
Service Class	(104,496,093)	(79,647,340) (b)
Class L	(25,689,807)	(15,234,283) (c)
Institutional Class	(22,808,973)	(7,286,596) (d)
From Net Investment Income and Net Realized Gains	(164,973,706)	(112,901,591)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	21,353,761	38,021,284
Service Class	237,212,243	255,410,765
Class L	63,527,372	83,933,197
Institutional Class	99,090,529	69,834,924
Shares issued in reinvestment of distributions
Investor Class	11,978,833	10,733,372
Service Class	104,496,093	79,647,340
Class L	25,689,807	15,234,283
Institutional Class	22,808,973	7,286,596
Shares redeemed
Investor Class	(68,889,427)	(80,969,230)
Service Class	(422,825,065)	(404,808,160)
Class L	(52,140,825)	(41,007,782)
Institutional Class	(33,786,214)	(8,905,503)
Net Increase in Net Assets Resulting from Capital Share Transactions	8,516,080	24,411,086
Total Increase (Decrease) in Net Assets	(278,334,852)	181,124,190
NET ASSETS:
Beginning of year	1,684,381,391	1,503,257,201
End of year	$1,406,046,539	$1,684,381,391
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,409,986	2,551,697
Service Class	15,970,045	17,463,975
Class L	5,970,865	7,733,613
Institutional Class	9,944,638	6,816,624
Shares issued in reinvestment of distributions
Investor Class	874,034	711,703
Service Class	7,757,344	5,354,186
Class L	2,734,410	1,400,357
Institutional Class	2,684,044	724,093
Shares redeemed
Investor Class	(4,614,468)	(5,371,450)
Service Class	(28,557,538)	(27,510,234)
Class L	(4,859,613)	(3,766,725)
Institutional Class	(3,377,666)	(876,759)
Net Increase	5,936,081	5,231,080
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $2,826,691 and net realized gains of $7,906,681. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $20,501,840 and net realized gains of $59,145,500. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $4,313,444 and net realized gains of $10,920,839. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $2,667,115 and net realized gains of $4,619,481. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime 2040 Fund	2018	2017
OPERATIONS:
Net investment income	$2,387,527	$1,114,528
Net realized gain	12,604,774	4,541,527
Net change in unrealized appreciation (depreciation)	(26,298,575)	982,394
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,306,274)	6,638,449
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(271,167)	(237,786) (a)
Service Class	(1,910,910)	(1,195,056) (b)
Class L	(3,152,226)	(1,398,581) (c)
Institutional Class	(2,362,619)	(758,662) (d)
From Net Investment Income and Net Realized Gains	(7,696,922)	(3,590,085)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,417,822	4,731,875
Service Class	18,850,996	20,513,204
Class L	47,415,105	31,974,943
Institutional Class	32,724,789	12,046,972
Shares issued in reinvestment of distributions
Investor Class	271,167	237,786
Service Class	1,910,910	1,195,056
Class L	3,152,226	1,398,581
Institutional Class	2,362,619	758,662
Shares redeemed
Investor Class	(1,035,151)	(13,145,993)
Service Class	(9,229,008)	(6,633,320)
Class L	(20,131,985)	(7,312,341)
Institutional Class	(10,690,924)	(2,471,429)
Net Increase in Net Assets Resulting from Capital Share Transactions	67,018,566	43,293,996
Total Increase in Net Assets	48,015,370	46,342,360
NET ASSETS:
Beginning of year	63,590,749	17,248,389
End of year	$111,606,119	$63,590,749
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	121,945	408,698
Service Class	1,614,114	1,807,615
Class L	4,067,360	2,734,816
Institutional Class	2,765,217	1,078,817
Shares issued in reinvestment of distributions
Investor Class	25,637	20,488
Service Class	181,153	102,136
Class L	300,090	119,402
Institutional Class	223,577	64,725
Shares redeemed
Investor Class	(89,891)	(1,150,089)
Service Class	(794,000)	(575,339)
Class L	(1,723,946)	(622,733)
Institutional Class	(902,491)	(212,758)
Net Increase	5,788,765	3,775,778
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $165,454 and net realized gains of $72,332. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $732,179 and net realized gains of $462,877. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $892,034 and net realized gains of $506,547. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $487,073 and net realized gains of $271,589. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime 2045 Fund	2018	2017
OPERATIONS:
Net investment income	$17,277,465	$17,117,040
Net realized gain	114,282,461	62,265,053
Net change in unrealized appreciation (depreciation)	(216,907,403)	88,282,509
Net Increase (Decrease) in Net Assets Resulting from Operations	(85,347,477)	167,664,602
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(6,223,499)	(5,385,112) (a)
Service Class	(64,708,920)	(46,634,358) (b)
Class L	(13,584,278)	(7,463,087) (c)
Institutional Class	(13,678,989)	(4,475,332) (d)
From Net Investment Income and Net Realized Gains	(98,195,686)	(63,957,889)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	16,418,868	23,800,187
Service Class	173,785,264	187,935,020
Class L	37,813,878	47,625,355
Institutional Class	60,289,745	45,940,696
Shares issued in reinvestment of distributions
Investor Class	6,223,499	5,385,112
Service Class	64,708,920	46,634,358
Class L	13,584,278	7,463,087
Institutional Class	13,678,989	4,475,332
Shares redeemed
Investor Class	(41,243,097)	(53,573,543)
Service Class	(265,399,294)	(256,936,868)
Class L	(26,253,438)	(26,565,327)
Institutional Class	(21,205,096)	(5,112,636)
Net Increase in Net Assets Resulting from Capital Share Transactions	32,402,516	27,070,773
Total Increase (Decrease) in Net Assets	(151,140,647)	130,777,486
NET ASSETS:
Beginning of year	966,897,678	836,120,192
End of year	$815,757,031	$966,897,678
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,080,935	1,603,306
Service Class	11,849,306	13,086,952
Class L	3,444,996	4,318,775
Institutional Class	5,932,282	4,387,720
Shares issued in reinvestment of distributions
Investor Class	454,982	355,725
Service Class	4,910,713	3,182,516
Class L	1,416,904	669,805
Institutional Class	1,581,024	433,890
Shares redeemed
Investor Class	(2,758,593)	(3,565,122)
Service Class	(18,155,254)	(17,841,370)
Class L	(2,386,102)	(2,404,946)
Institutional Class	(2,057,886)	(489,630)
Net Increase	5,313,307	3,737,621
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $1,358,699 and net realized gains of $4,026,413. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $11,845,749 and net realized gains of $34,788,609. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $2,052,448 and net realized gains of $5,410,639. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $1,618,333 and net realized gains of $2,856,999. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime 2050 Fund	2018	2017
OPERATIONS:
Net investment income	$1,235,345	$609,928
Net realized gain	6,973,456	2,046,634
Net change in unrealized appreciation (depreciation)	(14,572,511)	853,512
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,363,710)	3,510,074
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(158,993)	(51,178) (a)
Service Class	(1,462,480)	(543,654) (b)
Class L	(1,291,697)	(375,325) (c)
Institutional Class	(1,300,630)	(361,786) (d)
From Net Investment Income and Net Realized Gains	(4,213,800)	(1,331,943)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,680,970	1,437,763
Service Class	13,634,119	13,822,956
Class L	17,578,067	13,869,374
Institutional Class	16,222,111	8,332,518
Shares issued in reinvestment of distributions
Investor Class	158,993	51,178
Service Class	1,462,480	543,654
Class L	1,291,697	375,325
Institutional Class	1,300,630	361,786
Shares redeemed
Investor Class	(569,528)	(1,550,096)
Service Class	(5,318,569)	(3,111,418)
Class L	(6,968,779)	(4,193,897)
Institutional Class	(5,996,518)	(1,434,900)
Net Increase in Net Assets Resulting from Capital Share Transactions	34,475,673	28,504,243
Total Increase in Net Assets	23,898,163	30,682,374
NET ASSETS:
Beginning of year	35,427,590	4,745,216
End of year	$59,325,753	$35,427,590
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	137,643	123,059
Service Class	1,129,227	1,184,709
Class L	1,462,114	1,175,281
Institutional Class	1,333,121	741,040
Shares issued in reinvestment of distributions
Investor Class	14,645	4,246
Service Class	134,451	44,832
Class L	119,339	30,984
Institutional Class	119,713	29,845
Shares redeemed
Investor Class	(47,254)	(134,067)
Service Class	(443,807)	(265,495)
Class L	(579,871)	(350,581)
Institutional Class	(485,874)	(124,144)
Net Increase	2,893,447	2,459,709
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $40,634 and net realized gains of $10,544. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $411,406 and net realized gains of $132,248. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $289,669 and net realized gains of $85,656. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $282,377 and net realized gains of $79,409. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Lifetime 2055 Fund	2018	2017
OPERATIONS:
Net investment income	$7,090,201	$6,430,763
Net realized gain	44,485,394	20,959,445
Net change in unrealized appreciation (depreciation)	(88,712,223)	34,822,560
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,136,628)	62,212,768
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,775,516)	(2,192,282) (a)
Service Class	(24,012,329)	(15,600,912) (b)
Class L	(2,434,990)	(1,146,761) (c)
Institutional Class	(7,431,553)	(2,193,251) (d)
From Net Investment Income and Net Realized Gains	(36,654,388)	(21,133,206)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	14,497,970	17,646,580
Service Class	111,010,796	115,661,374
Class L	11,092,008	10,860,377
Institutional Class	34,486,909	24,334,197
Shares issued in reinvestment of distributions
Investor Class	2,775,516	2,192,282
Service Class	24,012,329	15,600,912
Class L	2,434,990	1,146,761
Institutional Class	7,431,553	2,193,251
Shares redeemed
Investor Class	(30,397,097)	(27,971,034)
Service Class	(122,553,337)	(122,333,764)
Class L	(7,311,476)	(5,600,520)
Institutional Class	(10,489,141)	(2,174,471)
Net Increase in Net Assets Resulting from Capital Share Transactions	36,991,020	31,555,945
Total Increase (Decrease) in Net Assets	(36,799,996)	72,635,507
NET ASSETS:
Beginning of year	368,158,427	295,522,920
End of year	$331,358,431	$368,158,427
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	799,055	1,003,676
Service Class	6,308,857	6,757,045
Class L	1,016,023	984,091
Institutional Class	3,511,670	2,350,036
Shares issued in reinvestment of distributions
Investor Class	168,753	121,674
Service Class	1,509,306	888,644
Class L	260,631	103,536
Institutional Class	891,266	215,823
Shares redeemed
Investor Class	(1,763,684)	(1,568,752)
Service Class	(7,001,794)	(7,143,955)
Class L	(668,226)	(513,951)
Institutional Class	(1,049,403)	(211,124)
Net Increase	3,982,454	2,986,743
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $626,292 and net realized gains of $1,565,990. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $4,481,110 and net realized gains of $11,119,802. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $389,829 and net realized gains of $756,932. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $885,437 and net realized gains of $1,307,814. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$14.12	0.33	(0.93)	(0.60)	(0.30)	(0.50)	(0.80)	$12.72	(4.42%)
12/31/2017	$13.26	0.27	1.20	1.47	(0.23)	(0.38)	(0.61)	$14.12	11.13%
12/31/2016	$12.71	0.34	0.58	0.92	(0.25)	(0.12)	(0.37)	$13.26	7.25%
12/31/2015	$13.78	0.26	(0.42)	(0.16)	(0.27)	(0.64)	(0.91)	$12.71	(1.15%)
12/31/2014	$13.87	0.20	0.69	0.89	(0.27)	(0.71)	(0.98)	$13.78	6.41%
Service Class
12/31/2018	$14.02	0.32	(0.92)	(0.60)	(0.28)	(0.50)	(0.78)	$12.64	(4.45%)
12/31/2017	$13.17	0.26	1.18	1.44	(0.21)	(0.38)	(0.59)	$14.02	10.98%
12/31/2016	$12.62	0.32	0.59	0.91	(0.24)	(0.12)	(0.36)	$13.17	7.18%
12/31/2015	$13.68	0.26	(0.43)	(0.17)	(0.25)	(0.64)	(0.89)	$12.62	(1.25%)
12/31/2014	$13.85	0.48	0.41	0.89	(0.35)	(0.71)	(1.06)	$13.68	6.39%
Class L
12/31/2018	$10.51	0.24	(0.69)	(0.45)	(0.29)	(0.50)	(0.79)	$ 9.27	(4.54%)
12/31/2017	$10.04	0.21	0.87	1.08	(0.23)	(0.38)	(0.61)	$10.51	10.83%
12/31/2016 (d)	$10.00	0.18	0.21	0.39	(0.25)	(0.10)	(0.35)	$10.04	3.93% (e)
Institutional Class
12/31/2018	$10.01	0.30	(0.68)	(0.38)	(0.37)	(0.50)	(0.87)	$ 8.76	(4.03%)
12/31/2017	$ 9.61	0.33	0.77	1.10	(0.32)	(0.38)	(0.70)	$10.01	11.54%
12/31/2016	$ 9.32	0.27	0.43	0.70	(0.29)	(0.12)	(0.41)	$ 9.61	7.57%
12/31/2015 (f)	$10.00	0.19	(0.50)	(0.31)	(0.29)	(0.08)	(0.37)	$ 9.32	(3.18%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 60,993	0.47%	0.44%	2.33%	43%
12/31/2017	$ 92,389	0.47%	0.44%	1.96%	22%
12/31/2016	$108,266	0.47%	0.45%	2.57%	33%
12/31/2015	$ 3,548	0.35%	0.34%	1.87%	46% (i)
12/31/2014	$ 3,728	0.12%	0.12%	1.39%	79%
Service Class
12/31/2018	$446,092	0.57%	0.54%	2.28%	43%
12/31/2017	$607,903	0.57%	0.54%	1.90%	22%
12/31/2016	$683,608	0.57%	0.55%	2.42%	33%
12/31/2015	$ 51,634	0.47%	0.45%	1.90%	46% (i)
12/31/2014	$ 38,187	0.22%	0.22%	3.35%	79%
Class L
12/31/2018	$245,206	0.72%	0.69%	2.32%	43%
12/31/2017	$260,469	0.72%	0.69%	1.97%	22%
12/31/2016 (d)	$187,837	0.72% (j)	0.69% (j)	2.58% (j)	33%
Institutional Class
12/31/2018	$ 73,205	0.12%	0.09%	3.06%	43%
12/31/2017	$ 43,287	0.12%	0.09%	3.25%	22%
12/31/2016	$ 12,066	0.12%	0.10%	2.75%	33%
12/31/2015 (f)	$ 10	0.12% (j)	0.09% (j)	2.98% (j)	46% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$11.12	0.29	(0.82)	(0.53)	(0.30)	(0.29)	(0.59)	$10.00	(4.94%)
12/31/2017	$10.28	0.45	0.82	1.27	(0.36)	(0.07)	(0.43)	$11.12	12.43%
12/31/2016 (d)	$10.00	0.24	0.24	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.84% (e)
Service Class
12/31/2018	$11.15	0.28	(0.82)	(0.54)	(0.29)	(0.29)	(0.58)	$10.03	(5.02%)
12/31/2017	$10.28	0.28	0.97	1.25	(0.31)	(0.07)	(0.38)	$11.15	12.30%
12/31/2016 (d)	$10.00	0.35	0.13	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.85% (e)
Class L
12/31/2018	$11.14	0.29	(0.85)	(0.56)	(0.27)	(0.29)	(0.56)	$10.02	(5.17%)
12/31/2017	$10.29	0.43	0.82	1.25	(0.33)	(0.07)	(0.40)	$11.14	12.24%
12/31/2016 (d)	$10.00	0.19	0.28	0.47	(0.17)	(0.01)	(0.18)	$10.29	4.76% (e)
Institutional Class
12/31/2018	$11.16	0.34	(0.83)	(0.49)	(0.35)	(0.29)	(0.64)	$10.03	(4.58%)
12/31/2017	$10.28	0.29	1.02	1.31	(0.36)	(0.07)	(0.43)	$11.16	12.81%
12/31/2016 (d)	$10.00	1.26	(0.76)	0.50	(0.21)	(0.01)	(0.22)	$10.28	5.03% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$15,119	0.47%	0.44%	2.65%	46%
12/31/2017	$11,305	0.47%	0.45%	4.08%	49%
12/31/2016 (d)	$ 3,016	0.47% (h)	0.45% (h)	3.50% (h)	36% (e)
Service Class
12/31/2018	$31,750	0.57%	0.54%	2.57%	46%
12/31/2017	$27,376	0.57%	0.55%	2.51%	49%
12/31/2016 (d)	$ 9,858	0.57% (h)	0.55% (h)	4.97% (h)	36% (e)
Class L
12/31/2018	$90,032	0.72%	0.69%	2.66%	46%
12/31/2017	$50,498	0.72%	0.70%	3.88%	49%
12/31/2016 (d)	$ 10	0.72% (h)	0.45% (h)	2.81% (h)	36% (e)
Institutional Class
12/31/2018	$43,938	0.12%	0.09%	3.10%	46%
12/31/2017	$21,434	0.12%	0.10%	2.62%	49%
12/31/2016 (d)	$ 2,557	0.12% (h)	0.10% (h)	17.84% (h)	36% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$15.08	0.32	(1.15)	(0.83)	(0.30)	(0.76)	(1.06)	$13.19	(5.73%)
12/31/2017	$13.97	0.29	1.66	1.95	(0.25)	(0.59)	(0.84)	$15.08	14.14%
12/31/2016	$13.33	0.37	0.70	1.07	(0.26)	(0.17)	(0.43)	$13.97	8.13%
12/31/2015	$15.57	0.28	(0.52)	(0.24)	(0.27)	(1.73)	(2.00)	$13.33	(1.43%)
12/31/2014	$15.96	0.20	0.89	1.09	(0.33)	(1.15)	(1.48)	$15.57	6.81%
Service Class
12/31/2018	$14.99	0.32	(1.16)	(0.84)	(0.28)	(0.76)	(1.04)	$13.11	(5.82%)
12/31/2017	$13.90	0.29	1.63	1.92	(0.24)	(0.59)	(0.83)	$14.99	13.96%
12/31/2016	$13.26	0.35	0.71	1.06	(0.25)	(0.17)	(0.42)	$13.90	8.07%
12/31/2015	$15.50	0.29	(0.54)	(0.25)	(0.26)	(1.73)	(1.99)	$13.26	(1.54%)
12/31/2014	$16.00	0.46	0.61	1.07	(0.42)	(1.15)	(1.57)	$15.50	6.61%
Class L
12/31/2018	$10.56	0.24	(0.84)	(0.60)	(0.30)	(0.76)	(1.06)	$ 8.90	(5.88%)
12/31/2017	$10.05	0.22	1.15	1.37	(0.27)	(0.59)	(0.86)	$10.56	13.81%
12/31/2016 (d)	$10.00	0.19	0.28	0.47	(0.27)	(0.15)	(0.42)	$10.05	4.72% (e)
Institutional Class
12/31/2018	$ 9.80	0.29	(0.78)	(0.49)	(0.39)	(0.76)	(1.15)	$ 8.16	(5.41%)
12/31/2017	$ 9.40	0.34	1.01	1.35	(0.36)	(0.59)	(0.95)	$ 9.80	14.56%
12/31/2016	$ 9.13	0.35	0.40	0.75	(0.31)	(0.17)	(0.48)	$ 9.40	8.37%
12/31/2015 (f)	$10.00	0.19	(0.58)	(0.39)	(0.31)	(0.17)	(0.48)	$ 9.13	(3.99%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 118,244	0.47%	0.45%	2.17%	39%
12/31/2017	$ 173,780	0.47%	0.45%	1.92%	21%
12/31/2016	$ 196,646	0.47%	0.46%	2.63%	27%
12/31/2015	$ 11,234	0.36%	0.35%	1.85%	35% (i)
12/31/2014	$ 10,799	0.12%	0.12%	1.20%	66%
Service Class
12/31/2018	$1,081,687	0.57%	0.55%	2.17%	39%
12/31/2017	$1,373,819	0.57%	0.55%	1.93%	21%
12/31/2016	$1,384,606	0.57%	0.56%	2.50%	27%
12/31/2015	$ 85,963	0.47%	0.46%	1.98%	35% (i)
12/31/2014	$ 52,897	0.22%	0.22%	2.80%	66%
Class L
12/31/2018	$ 221,557	0.72%	0.70%	2.29%	39%
12/31/2017	$ 203,493	0.72%	0.70%	2.05%	21%
12/31/2016 (d)	$ 133,562	0.72% (j)	0.71% (j)	2.67% (j)	27%
Institutional Class
12/31/2018	$ 157,901	0.12%	0.10%	2.97%	39%
12/31/2017	$ 105,501	0.12%	0.10%	3.42%	21%
12/31/2016	$ 24,853	0.12%	0.11%	3.68%	27%
12/31/2015 (f)	$ 10	0.11% (j)	0.11% (j)	2.98% (j)	35% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$11.61	0.28	(1.04)	(0.76)	(0.30)	(0.42)	(0.72)	$10.13	(6.74%)
12/31/2017	$10.40	0.35	1.32	1.67	(0.36)	(0.10)	(0.46)	$11.61	16.18%
12/31/2016 (d)	$10.00	0.26	0.34	0.60	(0.19)	(0.01)	(0.20)	$10.40	6.11% (e)
Service Class
12/31/2018	$11.64	0.27	(1.05)	(0.78)	(0.29)	(0.42)	(0.71)	$10.15	(6.82%)
12/31/2017	$10.40	0.30	1.37	1.67	(0.33)	(0.10)	(0.43)	$11.64	16.13%
12/31/2016 (d)	$10.00	0.56	0.05	0.61	(0.20)	(0.01)	(0.21)	$10.40	6.17% (e)
Class L
12/31/2018	$11.62	0.29	(1.08)	(0.79)	(0.27)	(0.42)	(0.69)	$10.14	(6.97%)
12/31/2017	$10.41	0.48	1.18	1.66	(0.35)	(0.10)	(0.45)	$11.62	16.04%
12/31/2016 (d)	$10.00	0.19	0.41	0.60	(0.18)	(0.01)	(0.19)	$10.41	6.03% (e)
Institutional Class
12/31/2018	$11.64	0.33	(1.05)	(0.72)	(0.35)	(0.42)	(0.77)	$10.15	(6.43%)
12/31/2017	$10.40	0.32	1.40	1.72	(0.38)	(0.10)	(0.48)	$11.64	16.60%
12/31/2016 (d)	$10.00	1.42	(0.80)	0.62	(0.21)	(0.01)	(0.22)	$10.40	6.32% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 8,157	0.47%	0.46%	2.45%	40%
12/31/2017	$ 6,011	0.47%	0.46%	3.09%	35%
12/31/2016 (d)	$ 3,810	0.47% (h)	0.46% (h)	3.71% (h)	17% (e)
Service Class
12/31/2018	$39,959	0.57%	0.56%	2.38%	40%
12/31/2017	$31,962	0.57%	0.56%	2.61%	35%
12/31/2016 (d)	$ 8,594	0.57% (h)	0.56% (h)	7.93% (h)	17% (e)
Class L
12/31/2018	$71,812	0.72%	0.71%	2.56%	40%
12/31/2017	$39,597	0.72%	0.71%	4.12%	35%
12/31/2016 (d)	$ 11	0.72% (h)	0.47% (h)	2.83% (h)	17% (e)
Institutional Class
12/31/2018	$49,277	0.12%	0.11%	2.81%	40%
12/31/2017	$24,430	0.12%	0.11%	2.84%	35%
12/31/2016 (d)	$ 2,605	0.12% (h)	0.11% (h)	19.81% (h)	17% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$15.26	0.29	(1.44)	(1.15)	(0.26)	(1.14)	(1.40)	$12.71	(7.87%)
12/31/2017	$13.75	0.27	2.22	2.49	(0.26)	(0.72)	(0.98)	$15.26	18.36%
12/31/2016	$13.05	0.35	0.82	1.17	(0.24)	(0.23)	(0.47)	$13.75	9.04%
12/31/2015	$16.51	0.27	(0.59)	(0.32)	(0.25)	(2.89)	(3.14)	$13.05	(1.62%)
12/31/2014	$17.19	0.16	0.98	1.14	(0.27)	(1.55)	(1.82)	$16.51	6.60%
Service Class
12/31/2018	$15.03	0.28	(1.42)	(1.14)	(0.25)	(1.14)	(1.39)	$12.50	(7.95%)
12/31/2017	$13.57	0.27	2.16	2.43	(0.25)	(0.72)	(0.97)	$15.03	18.13%
12/31/2016	$12.88	0.33	0.82	1.15	(0.23)	(0.23)	(0.46)	$13.57	8.98%
12/31/2015	$16.34	0.28	(0.61)	(0.33)	(0.24)	(2.89)	(3.13)	$12.88	(1.74%)
12/31/2014	$17.20	0.44	0.68	1.12	(0.43)	(1.55)	(1.98)	$16.34	6.44%
Class L
12/31/2018	$10.91	0.21	(1.04)	(0.83)	(0.27)	(1.14)	(1.41)	$ 8.67	(8.08%)
12/31/2017	$10.11	0.22	1.58	1.80	(0.28)	(0.72)	(1.00)	$10.91	18.06%
12/31/2016 (d)	$10.00	0.19	0.37	0.56	(0.25)	(0.20)	(0.45)	$10.11	5.63% (e)
Institutional Class
12/31/2018	$10.05	0.27	(0.97)	(0.70)	(0.36)	(1.14)	(1.50)	$ 7.85	(7.56%)
12/31/2017	$ 9.41	0.37	1.36	1.73	(0.37)	(0.72)	(1.09)	$10.05	18.69%
12/31/2016	$ 9.07	0.39	0.47	0.86	(0.29)	(0.23)	(0.52)	$ 9.41	9.56%
12/31/2015 (f)	$10.00	0.18	(0.65)	(0.47)	(0.29)	(0.17)	(0.46)	$ 9.07	(4.81%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 105,406	0.47%	0.46%	1.89%	37%
12/31/2017	$ 162,090	0.47%	0.46%	1.82%	22%
12/31/2016	$ 175,123	0.47%	0.47%	2.58%	25%
12/31/2015	$ 7,131	0.36%	0.35%	1.72%	27% (i)
12/31/2014	$ 6,688	0.12%	0.12%	0.91%	51%
Service Class
12/31/2018	$ 978,371	0.57%	0.56%	1.90%	37%
12/31/2017	$1,248,639	0.57%	0.56%	1.85%	22%
12/31/2016	$1,190,559	0.57%	0.57%	2.43%	25%
12/31/2015	$ 69,647	0.47%	0.47%	1.83%	27% (i)
12/31/2014	$ 44,111	0.22%	0.22%	2.49%	51%
Class L
12/31/2018	$ 179,262	0.72%	0.71%	1.94%	37%
12/31/2017	$ 183,489	0.72%	0.71%	2.01%	22%
12/31/2016 (d)	$ 115,848	0.72% (j)	0.71% (j)	2.71% (j)	25%
Institutional Class
12/31/2018	$ 143,007	0.12%	0.11%	2.74%	37%
12/31/2017	$ 90,164	0.12%	0.11%	3.64%	22%
12/31/2016	$ 21,727	0.12%	0.11%	4.05%	25%
12/31/2015 (f)	$ 10	0.12% (j)	0.12% (j)	2.85% (j)	27% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$11.68	0.24	(1.23)	(0.99)	(0.32)	(0.46)	(0.78)	$ 9.91	(8.76%)
12/31/2017	$10.45	0.16	1.86	2.02	(0.51)	(0.28)	(0.79)	$11.68	19.53%
12/31/2016 (d)	$10.00	0.24	0.46	0.70	(0.22)	(0.03)	(0.25)	$10.45	7.09% (e)
Service Class
12/31/2018	$11.72	0.25	(1.27)	(1.02)	(0.30)	(0.46)	(0.76)	$ 9.94	(8.85%)
12/31/2017	$10.44	0.30	1.71	2.01	(0.45)	(0.28)	(0.73)	$11.72	19.34%
12/31/2016 (d)	$10.00	0.55	0.15	0.70	(0.23)	(0.03)	(0.26)	$10.44	7.08% (e)
Class L
12/31/2018	$11.71	0.27	(1.29)	(1.02)	(0.28)	(0.46)	(0.74)	$ 9.95	(8.97%)
12/31/2017	$10.46	0.53	1.47	2.00	(0.47)	(0.28)	(0.75)	$11.71	19.22%
12/31/2016 (d)	$10.00	0.19	0.50	0.69	(0.20)	(0.03)	(0.23)	$10.46	7.04% (e)
Institutional Class
12/31/2018	$11.74	0.31	(1.28)	(0.97)	(0.34)	(0.46)	(0.80)	$ 9.97	(8.40%)
12/31/2017	$10.46	0.33	1.72	2.05	(0.49)	(0.28)	(0.77)	$11.74	19.78%
12/31/2016 (d)	$10.00	1.47	(0.74)	0.73	(0.24)	(0.03)	(0.27)	$10.46	7.44% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 3,638	0.47%	0.46%	2.05%	36%
12/31/2017	$ 3,616	0.47%	0.46%	1.40%	60%
12/31/2016 (d)	$10,771	0.47% (h)	0.46% (h)	3.38% (h)	40% (e)
Service Class
12/31/2018	$27,649	0.57%	0.56%	2.18%	36%
12/31/2017	$20,851	0.57%	0.57%	2.61%	60%
12/31/2016 (d)	$ 4,646	0.57% (h)	0.56% (h)	7.76% (h)	40% (e)
Class L
12/31/2018	$48,495	0.72%	0.71%	2.33%	36%
12/31/2017	$26,149	0.72%	0.72%	4.49%	60%
12/31/2016 (d)	$ 11	0.72% (h)	0.47% (h)	2.75% (h)	40% (e)
Institutional Class
12/31/2018	$31,825	0.12%	0.11%	2.63%	36%
12/31/2017	$12,975	0.12%	0.11%	2.82%	60%
12/31/2016 (d)	$ 1,821	0.12% (h)	0.12% (h)	20.33% (h)	40% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$15.38	0.27	(1.64)	(1.37)	(0.24)	(1.19)	(1.43)	$12.58	(9.36%)
12/31/2017	$13.60	0.25	2.50	2.75	(0.25)	(0.72)	(0.97)	$15.38	20.43%
12/31/2016	$12.82	0.34	0.88	1.22	(0.23)	(0.21)	(0.44)	$13.60	9.53%
12/31/2015	$17.18	0.27	(0.66)	(0.39)	(0.24)	(3.73)	(3.97)	$12.82	(1.90%)
12/31/2014	$17.49	0.14	0.85	0.99	(0.05)	(1.25)	(1.30)	$17.18	5.60%
Service Class
12/31/2018	$14.86	0.26	(1.59)	(1.33)	(0.23)	(1.19)	(1.42)	$12.11	(9.43%)
12/31/2017	$13.18	0.26	2.38	2.64	(0.24)	(0.72)	(0.96)	$14.86	20.27%
12/31/2016	$12.44	0.31	0.86	1.17	(0.22)	(0.21)	(0.43)	$13.18	9.40%
12/31/2015	$16.78	0.27	(0.66)	(0.39)	(0.22)	(3.73)	(3.95)	$12.44	(1.92%)
12/31/2014	$17.47	0.45	0.57	1.02	(0.46)	(1.25)	(1.71)	$16.78	5.75%
Class L
12/31/2018	$11.22	0.20	(1.19)	(0.99)	(0.25)	(1.19)	(1.44)	$ 8.79	(9.55%)
12/31/2017	$10.18	0.22	1.80	2.02	(0.26)	(0.72)	(0.98)	$11.22	20.14%
12/31/2016 (d)	$10.00	0.19	0.40	0.59	(0.23)	(0.18)	(0.41)	$10.18	5.94% (e)
Institutional Class
12/31/2018	$10.33	0.27	(1.12)	(0.85)	(0.34)	(1.19)	(1.53)	$ 7.95	(9.01%)
12/31/2017	$ 9.47	0.40	1.54	1.94	(0.36)	(0.72)	(1.08)	$10.33	20.76%
12/31/2016	$ 9.06	0.37	0.52	0.89	(0.27)	(0.21)	(0.48)	$ 9.47	9.88%
12/31/2015 (f)	$10.00	0.18	(0.70)	(0.52)	(0.27)	(0.15)	(0.42)	$ 9.06	(5.23%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 52,347	0.47%	0.46%	1.74%	33%
12/31/2017	$ 82,795	0.47%	0.46%	1.68%	22%
12/31/2016	$ 95,070	0.47%	0.47%	2.55%	23%
12/31/2015	$ 1,918	0.36%	0.35%	1.67%	28% (i)
12/31/2014	$ 1,819	0.12%	0.12%	0.80%	49%
Service Class
12/31/2018	$581,048	0.57%	0.56%	1.74%	33%
12/31/2017	$733,375	0.57%	0.56%	1.82%	22%
12/31/2016	$671,090	0.57%	0.57%	2.36%	23%
12/31/2015	$ 36,770	0.47%	0.47%	1.77%	28% (i)
12/31/2014	$ 23,717	0.22%	0.22%	2.52%	49%
Class L
12/31/2018	$ 95,073	0.72%	0.71%	1.82%	33%
12/31/2017	$ 93,630	0.72%	0.71%	1.95%	22%
12/31/2016 (d)	$ 58,663	0.72% (j)	0.72% (j)	2.68% (j)	23%
Institutional Class
12/31/2018	$ 87,290	0.12%	0.11%	2.64%	33%
12/31/2017	$ 57,098	0.12%	0.11%	3.82%	22%
12/31/2016	$ 11,297	0.12%	0.12%	3.94%	23%
12/31/2015 (f)	$ 9	0.12% (j)	0.11% (j)	2.80% (j)	28% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$12.14	0.30	(1.42)	(1.12)	(0.32)	(0.50)	(0.82)	$10.20	(9.54%)
12/31/2017	$10.50	0.25	1.90	2.15	(0.39)	(0.12)	(0.51)	$12.14	20.59%
12/31/2016 (d)	$10.00	0.26	0.44	0.70	(0.19)	(0.01)	(0.20)	$10.50	7.15% (e)
Service Class
12/31/2018	$12.17	0.26	(1.41)	(1.15)	(0.30)	(0.50)	(0.80)	$10.22	(9.70%)
12/31/2017	$10.50	0.35	1.81	2.16	(0.37)	(0.12)	(0.49)	$12.17	20.67%
12/31/2016 (d)	$10.00	0.45	0.26	0.71	(0.20)	(0.01)	(0.21)	$10.50	7.16% (e)
Class L
12/31/2018	$12.15	0.28	(1.43)	(1.15)	(0.29)	(0.50)	(0.79)	$10.21	(9.78%)
12/31/2017	$10.51	0.47	1.67	2.14	(0.38)	(0.12)	(0.50)	$12.15	20.46%
12/31/2016 (d)	$10.00	0.18	0.52	0.70	(0.18)	(0.01)	(0.19)	$10.51	7.05% (e)
Institutional Class
12/31/2018	$12.19	0.32	(1.41)	(1.09)	(0.36)	(0.50)	(0.86)	$10.24	(9.21%)
12/31/2017	$10.51	0.34	1.87	2.21	(0.41)	(0.12)	(0.53)	$12.19	21.16%
12/31/2016 (d)	$10.00	1.43	(0.70)	0.73	(0.21)	(0.01)	(0.22)	$10.51	7.45% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 2,166	0.47%	0.47%	2.49%	33%
12/31/2017	$ 1,304	0.47%	0.46%	2.15%	35%
12/31/2016 (d)	$ 1,198	0.47% (h)	0.46% (h)	3.66% (h)	17% (e)
Service Class
12/31/2018	$20,800	0.57%	0.57%	2.14%	33%
12/31/2017	$14,786	0.57%	0.57%	2.99%	35%
12/31/2016 (d)	$ 2,637	0.57% (h)	0.56% (h)	6.37% (h)	17% (e)
Class L
12/31/2018	$18,965	0.72%	0.72%	2.31%	33%
12/31/2017	$10,409	0.73%	0.72%	3.89%	35%
12/31/2016 (d)	$ 11	0.72% (h)	0.47% (h)	2.69% (h)	17% (e)
Institutional Class
12/31/2018	$17,395	0.12%	0.12%	2.61%	33%
12/31/2017	$ 8,929	0.12%	0.12%	2.88%	35%
12/31/2016 (d)	$ 899	0.12% (h)	0.12% (h)	19.78% (h)	17% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$18.35	0.32	(2.08)	(1.76)	(0.26)	(1.23)	(1.49)	$15.10	(9.75%)
12/31/2017	$16.04	0.30	3.01	3.31	(0.29)	(0.71)	(1.00)	$18.35	20.80%
12/31/2016	$15.10	0.42	1.00	1.42	(0.27)	(0.21)	(0.48)	$16.04	9.44%
12/31/2015	$17.45	0.30	(0.71)	(0.41)	(0.25)	(1.69)	(1.94)	$15.10	(2.17%)
12/31/2014	$17.56	0.15	0.79	0.94	(0.07)	(0.98)	(1.05)	$17.45	5.27%
Service Class
12/31/2018	$17.83	0.31	(1.98)	(1.67)	(0.25)	(1.23)	(1.48)	$14.68	(9.82%)
12/31/2017	$15.62	0.32	2.88	3.20	(0.28)	(0.71)	(0.99)	$17.83	20.67%
12/31/2016	$14.71	0.37	1.01	1.38	(0.26)	(0.21)	(0.47)	$15.62	9.39%
12/31/2015	$17.05	0.30	(0.71)	(0.41)	(0.24)	(1.69)	(1.93)	$14.71	(2.26%)
12/31/2014	$17.50	0.42	0.48	0.90	(0.37)	(0.98)	(1.35)	$17.05	5.08%
Class L
12/31/2018	$11.13	0.21	(1.24)	(1.03)	(0.30)	(1.23)	(1.53)	$ 8.57	(10.03%)
12/31/2017	$10.12	0.25	1.80	2.05	(0.33)	(0.71)	(1.04)	$11.13	20.53%
12/31/2016 (d)	$10.00	0.19	0.40	0.59	(0.28)	(0.19)	(0.47)	$10.12	5.88% (e)
Institutional Class
12/31/2018	$10.17	0.27	(1.14)	(0.87)	(0.39)	(1.23)	(1.62)	$ 7.68	(9.43%)
12/31/2017	$ 9.34	0.44	1.51	1.95	(0.41)	(0.71)	(1.12)	$10.17	21.24%
12/31/2016	$ 8.99	0.42	0.46	0.88	(0.32)	(0.21)	(0.53)	$ 9.34	9.87%
12/31/2015 (f)	$10.00	0.18	(0.74)	(0.56)	(0.29)	(0.16)	(0.45)	$ 8.99	(5.67%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 20,048	0.47%	0.46%	1.74%	36%
12/31/2017	$ 38,953	0.47%	0.46%	1.71%	25%
12/31/2016	$ 41,159	0.47%	0.47%	2.66%	20%
12/31/2015	$ 320	0.36%	0.36%	1.74%	26% (i)
12/31/2014	$ 258	0.12%	0.12%	0.83%	75%
Service Class
12/31/2018	$248,803	0.57%	0.56%	1.77%	36%
12/31/2017	$287,723	0.57%	0.56%	1.86%	25%
12/31/2016	$244,187	0.57%	0.57%	2.42%	20%
12/31/2015	$ 10,004	0.48%	0.47%	1.84%	26% (i)
12/31/2014	$ 5,713	0.22%	0.22%	2.34%	75%
Class L
12/31/2018	$ 16,384	0.72%	0.71%	1.92%	36%
12/31/2017	$ 14,498	0.72%	0.71%	2.23%	25%
12/31/2016 (d)	$ 7,380	0.72% (j)	0.71% (j)	2.62% (j)	20%
Institutional Class
12/31/2018	$ 46,123	0.12%	0.11%	2.78%	36%
12/31/2017	$ 26,985	0.12%	0.11%	4.30%	25%
12/31/2016	$ 2,797	0.12%	0.12%	4.43%	20%
12/31/2015 (f)	$ 9	0.12% (j)	0.12% (j)	2.71% (j)	26% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 22, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2020 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2030 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime 2040 Fund, the Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund and the Great-West Lifetime 2055 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Annual Report - December 31, 2018

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:
Great-West Lifetime 2015 Fund
	2018	2017
Ordinary income	$21,769,809	$17,146,952
Long-term capital gain	36,486,441	29,289,408
	$58,256,250	$46,436,360
Great-West Lifetime 2020 Fund
	2018	2017
Ordinary income	$4,875,013	$2,819,063
Long-term capital gain	4,666,090	622,893
	$9,541,103	$3,441,956
Great-West Lifetime 2025 Fund
	2018	2017
Ordinary income	$39,354,730	$32,680,866
Long-term capital gain	98,205,617	76,007,716
	$137,560,347	$108,688,582

Annual Report - December 31, 2018

Great-West Lifetime 2030 Fund
	2018	2017
Ordinary income	$4,562,270	$2,731,867
Long-term capital gain	6,287,136	737,948
	$10,849,406	$3,469,815
Great-West Lifetime 2035 Fund
	2018	2017
Ordinary income	$31,510,700	$30,305,145
Long-term capital gain	133,463,006	82,596,446
	$164,973,706	$112,901,591
Great-West Lifetime 2040 Fund
	2018	2017
Ordinary income	$3,084,133	$2,276,740
Long-term capital gain	4,612,789	1,313,345
	$7,696,922	$3,590,085
Great-West Lifetime 2045 Fund
	2018	2017
Ordinary income	$17,153,504	$16,797,915
Long-term capital gain	81,042,182	47,159,974
	$98,195,686	$63,957,889
Great-West Lifetime 2050 Fund
	2018	2017
Ordinary income	$1,650,346	$1,024,086
Long-term capital gain	2,563,454	307,857
	$4,213,800	$1,331,943
Great-West Lifetime 2055 Fund
	2018	2017
Ordinary income	$6,981,558	$6,324,111
Long-term capital gain	29,672,830	14,809,095
	$36,654,388	$21,133,206
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Annual Report - December 31, 2018

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
Great-West Lifetime 2015 Fund
Undistributed net investment income	$2,291,452
Undistributed long-term capital gains	37,793,971
Capital loss carryforwards	—
Post-October losses	(158,365)
Net unrealized depreciation	(93,245,444)
Tax composition of capital	$(53,318,386)
Great-West Lifetime 2020 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	9,839,744
Capital loss carryforwards	—
Post-October losses	(1,494)
Net unrealized depreciation	(26,053,240)
Tax composition of capital	$(16,214,990)
Great-West Lifetime 2025 Fund
Undistributed net investment income	$3,005,968
Undistributed long-term capital gains	96,470,907
Capital loss carryforwards	—
Post-October losses	(261,047)
Net unrealized depreciation	(205,154,441)
Tax composition of capital	$(105,938,613)
Great-West Lifetime 2030 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	12,543,078
Capital loss carryforwards	—
Post-October losses	(914)
Net unrealized depreciation	(31,648,728)
Tax composition of capital	$(19,106,564)
Great-West Lifetime 2035 Fund
Undistributed net investment income	$135,342
Undistributed long-term capital gains	120,501,604
Capital loss carryforwards	—
Post-October losses	(704,280)
Net unrealized depreciation	(231,370,146)
Tax composition of capital	$(111,437,480)
Great-West Lifetime 2040 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	10,398,173
Capital loss carryforwards	—
Post-October losses	(2,755)
Net unrealized depreciation	(25,896,632)
Tax composition of capital	$(15,501,214)

Annual Report - December 31, 2018

Great-West Lifetime 2045 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	80,168,312
Capital loss carryforwards	—
Post-October losses	(597,837)
Net unrealized depreciation	(153,693,406)
Tax composition of capital	$(74,122,931)
Great-West Lifetime 2050 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	5,738,952
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(14,106,626)
Tax composition of capital	$(8,367,674)
Great-West Lifetime 2055 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	33,238,950
Capital loss carryforwards	—
Post-October losses	(256,387)
Net unrealized depreciation	(67,175,930)
Tax composition of capital	$(34,193,367)
	Post-October Ordinary Losses	Post-October Capital Losses
Great-West Lifetime 2015 Fund	$—	$(158,365)
Great-West Lifetime 2020 Fund	—	(1,494)
Great-West Lifetime 2025 Fund	—	(261,047)
Great-West Lifetime 2030 Fund	—	(914)
Great-West Lifetime 2035 Fund	—	(704,280)
Great-West Lifetime 2040 Fund	—	(2,755)
Great-West Lifetime 2045 Fund	—	(597,837)
Great-West Lifetime 2050 Fund	—	—
Great-West Lifetime 2055 Fund	—	(256,387)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2018 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Lifetime 2015 Fund	$919,116,923	$—	$(93,245,444)	$(93,245,444)
Great-West Lifetime 2020 Fund	206,968,468	—	(26,053,240)	(26,053,240)
Great-West Lifetime 2025 Fund	1,785,243,984	—	(205,154,441)	(205,154,441)
Great-West Lifetime 2030 Fund	200,923,580	—	(31,648,728)	(31,648,728)
Great-West Lifetime 2035 Fund	1,638,056,803	—	(231,370,146)	(231,370,146)
Great-West Lifetime 2040 Fund	137,549,333	—	(25,896,632)	(25,896,632)
Great-West Lifetime 2045 Fund	969,823,860	5,160,464	(158,853,870)	(153,693,406)
Great-West Lifetime 2050 Fund	73,455,935	—	(14,106,626)	(14,106,626)
Great-West Lifetime 2055 Fund	398,681,377	—	(67,175,930)	(67,175,930)
Application of Recent Accounting Pronouncements

Annual Report - December 31, 2018

In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements. These changes are reflected in Note 1.
In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund's financial position or the results of its operations.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into an shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to Investor Class, Service Class and Class L shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $990,000 for the year ended December 31, 2018.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2018, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Annual Report - December 31, 2018

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	9,380,512	$108,947,612	$ 13,294,634	$31,531,420	$ (1,279,959)	$ (1,971,185)	$ 2,912,888	$ 88,739,641	10.75%
Great-West Core Bond Fund Institutional Class	4,611,364	54,019,031	6,645,333	15,432,820	(497,331)	(1,654,155)	1,604,218	43,577,389	5.28
Great-West Global Bond Fund Institutional Class	5,073,240	24,610,760	32,327,989	11,186,341	(49,465)	(549,838)	853,148	45,202,570	5.48
Great-West Inflation-Protected Securities Fund Institutional Class	10,361,442	-	140,868,877	37,566,495	(524,406)	(5,386,758)	4,850,471	97,915,624	11.86
Great-West Multi-Sector Bond Fund Institutional Class	4,012,166	46,393,899	5,842,620	14,348,220	(1,074,398)	(2,139,897)	1,852,154	35,748,402	4.33
Great-West Putnam High Yield Bond Institutional Class	3,098,452	41,584,792	5,210,374	17,137,265	(475,305)	(2,577,432)	2,137,279	27,080,469	3.28
Great-West Short Duration Bond Fund Institutional Class	3,842,447	37,828,990	11,589,590	11,784,573	(291,456)	(477,547)	1,098,015	37,156,460	4.50
					(4,192,320)	(14,756,812)	15,308,173	375,420,555	45.48
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	314,582	3,808,862	729,569	771,353	176,892	(618,109)	-	3,148,969	0.38
Great-West Emerging Markets Equity Fund Institutional Class	1,497,193	-	18,395,684	3,776,052	(365,070)	(2,971,472)	182,799	11,648,160	1.41
Great-West International Growth Fund Institutional Class	2,574,482	11,664,418	17,354,609	4,083,033	424,295	(6,837,386)	130,077	18,098,608	2.19
Great-West International Index Fund Institutional Class	4,654,986	51,643,078	10,162,159	12,098,247	1,564,027	(9,487,913)	1,153,920	40,219,077	4.87
Great-West International Value Fund Institutional Class	3,147,513	28,450,274	10,760,219	5,962,109	930,730	(11,089,893)	565,078	22,158,491	2.68
Great-West Large Cap Growth Fund Institutional Class	3,678,724	42,708,024	12,733,852	16,595,566	2,234,558	(6,988,559)	165,654	31,857,751	3.86
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,188,962	4,717,091	6,199,566	1,122,943	(38,249)	(2,172,467)	34,069	7,621,247	0.92
Great-West Mid Cap Value Fund Institutional Class	1,638,872	15,281,353	3,799,369	3,195,011	80,844	(3,135,285)	962,623	12,750,426	1.55
Great-West Putnam Equity Income Fund Institutional Class	2,325,726	22,275,275	5,895,937	5,085,348	310,816	(4,433,541)	664,838	18,652,323	2.26
Great-West Real Estate Index Fund Institutional Class	1,666,124	12,601,936	6,988,004	5,110,994	(424,939)	(1,066,648)	447,347	13,412,298	1.63
Great-West S&P 500® Index Fund Institutional Class	8,146,203	87,141,975	26,757,329	23,494,596	4,749,400	(21,324,909)	2,308,815	69,079,799	8.37
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,842,108	37,431,138	10,026,084	9,961,493	705,782	(7,988,336)	780,406	29,507,393	3.57
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,950,054	18,366,860	5,925,805	5,487,333	1,220,578	(4,608,942)	413,680	14,196,390	1.72
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,751,047	22,284,424	6,565,608	5,437,000	(178,597)	(4,788,445)	620,860	18,624,587	2.26
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,993,563	18,375,466	5,133,646	7,171,142	207,297	(2,682,064)	305,703	13,655,906	1.65
					11,598,364	(90,193,969)	8,735,869	324,631,425	39.32

Annual Report - December 31, 2018

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	86,559,236	$ 88,157,156	$ 24,216,545	$27,134,605	$ -	$ -	$ 1,320,140	$ 86,559,236	10.49%
					0	0	1,320,140	86,559,236	10.49
				Total	$ 7,406,044	$(104,950,781)	$25,364,182	$786,611,216	95.29%
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,104,052	$12,390,953	$13,141,668	$5,346,262	$ (151,409)	$ (282,029)	$ 553,116	$ 19,904,330	11.01%
Great-West Core Bond Fund Institutional Class	1,032,701	6,106,850	6,501,402	2,588,435	(68,077)	(260,796)	296,026	9,759,021	5.40
Great-West Global Bond Fund Institutional Class	1,064,823	2,628,504	8,643,394	1,718,807	(48,082)	(65,519)	155,863	9,487,572	5.24
Great-West Inflation-Protected Securities Fund Institutional Class	1,697,965	-	21,403,158	4,562,311	(62,522)	(795,082)	738,801	16,045,765	8.87
Great-West Multi-Sector Bond Fund Institutional Class	890,412	5,166,122	5,653,969	2,286,826	(43,201)	(599,692)	362,038	7,933,573	4.39
Great-West Putnam High Yield Bond Institutional Class	664,711	4,391,242	4,719,817	2,778,986	(76,845)	(522,498)	400,910	5,809,575	3.21
Great-West Short Duration Bond Fund Institutional Class	656,038	3,173,913	4,657,235	1,400,397	(20,693)	(86,866)	158,739	6,343,885	3.51
					(470,829)	(2,612,482)	2,665,493	75,283,721	41.63
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	77,654	464,163	629,366	183,630	16,581	(132,583)	-	777,316	0.43
Great-West Emerging Markets Equity Fund Institutional Class	399,831	-	4,957,813	1,254,717	(136,272)	(592,414)	45,864	3,110,682	1.72
Great-West International Growth Fund Institutional Class	664,934	1,494,120	5,963,101	1,206,668	13,607	(1,576,069)	32,648	4,674,484	2.59
Great-West International Index Fund Institutional Class	1,179,376	6,626,884	8,508,801	2,787,910	229,520	(2,157,966)	287,451	10,189,809	5.64
Great-West International Value Fund Institutional Class	832,259	3,651,846	6,326,434	1,616,232	67,245	(2,502,945)	140,853	5,859,103	3.24
Great-West Large Cap Growth Fund Institutional Class	913,327	5,213,062	7,652,105	2,913,064	514,499	(2,042,688)	33,158	7,909,415	4.37
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	319,014	629,642	2,293,016	349,184	(42,602)	(528,594)	8,450	2,044,880	1.13
Great-West Mid Cap Value Fund Institutional Class	397,755	1,868,821	2,657,529	750,942	(37,223)	(680,878)	218,805	3,094,530	1.71
Great-West Putnam Equity Income Fund Institutional Class	566,545	2,719,033	3,963,506	1,071,174	51,719	(1,067,671)	149,382	4,543,694	2.51
Great-West Real Estate Index Fund Institutional Class	365,576	1,408,538	2,664,690	894,283	(38,409)	(236,060)	89,302	2,942,885	1.63

Annual Report - December 31, 2018

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	2,018,151	$10,662,840	$16,128,709	$4,877,724	$ 538,111	$ (4,799,907)	$ 501,433	$ 17,113,918	9.46%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	936,771	4,575,187	6,587,273	2,100,964	59,296	(1,867,092)	172,905	7,194,404	3.98
Great-West S&P Small Cap 600® Index Fund Institutional Class	530,368	2,463,761	3,839,522	1,367,717	66,282	(1,074,487)	102,046	3,861,079	2.14
Great-West T. Rowe Price Equity Income Fund Institutional Class	671,519	2,718,869	4,103,806	1,120,860	(24,962)	(1,155,633)	134,201	4,546,182	2.52
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	494,660	2,243,035	3,191,112	1,297,420	39,287	(748,304)	72,697	3,388,423	1.87
					1,316,679	(21,163,291)	1,989,195	81,250,804	44.94
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	14,800,171	7,397,749	10,495,746	3,267,324	-	-	174,000	14,800,171	8.18
					0	0	174,000	14,800,171	8.18
				Total	$ 845,850	$(23,775,773)	$4,828,688	$171,334,696	94.75%
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	17,556,119	$195,656,509	$ 26,235,757	$52,134,150	$ (2,160,281)	$ (3,677,228)	$ 5,385,843	$ 166,080,888	10.51%
Great-West Core Bond Fund Institutional Class	8,637,624	96,062,640	13,028,469	24,507,702	(921,838)	(2,957,864)	2,946,677	81,625,543	5.17
Great-West Global Bond Fund Institutional Class	8,487,742	39,045,595	55,261,546	18,453,704	(739,771)	(227,657)	1,402,184	75,625,780	4.79
Great-West Inflation-Protected Securities Fund Institutional Class	10,281,728	-	130,980,197	28,484,521	(425,956)	(5,333,342)	4,741,337	97,162,334	6.15
Great-West Multi-Sector Bond Fund Institutional Class	7,402,197	80,456,105	10,607,885	21,411,675	(2,160,359)	(3,698,739)	3,345,819	65,953,576	4.18
Great-West Putnam High Yield Bond Institutional Class	5,369,415	65,407,420	8,888,291	23,029,865	(876,820)	(4,337,158)	3,563,022	46,928,688	2.97
Great-West Short Duration Bond Fund Institutional Class	4,212,199	36,769,032	15,638,448	11,120,617	(259,731)	(554,898)	1,154,487	40,731,965	2.58
					(7,544,756)	(20,786,886)	22,539,369	574,108,774	36.35
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	775,538	8,897,285	1,602,757	1,351,549	272,277	(1,385,355)	-	7,763,138	0.49
Great-West Emerging Markets Equity Fund Institutional Class	4,450,641	-	53,092,616	9,612,103	(1,017,644)	(8,854,526)	542,989	34,625,987	2.19
Great-West International Growth Fund Institutional Class	6,864,038	30,128,227	44,918,408	9,530,185	187,308	(17,262,263)	346,238	48,254,187	3.05
Great-West International Index Fund Institutional Class	12,385,656	133,425,011	23,739,054	27,307,453	1,684,675	(22,844,547)	3,065,627	107,012,065	6.78

Annual Report - December 31, 2018

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	8,406,571	$ 73,446,148	$ 26,364,620	$12,219,866	$ 1,390,111	$ (28,408,640)	$ 1,502,320	$ 59,182,262	3.75%
Great-West Large Cap Growth Fund Institutional Class	8,895,365	100,040,127	28,797,711	35,490,460	4,614,807	(16,313,521)	400,429	77,033,857	4.88
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,457,560	13,155,247	17,916,757	2,317,286	152,617	(6,591,756)	98,503	22,162,962	1.40
Great-West Mid Cap Value Fund Institutional Class	3,945,841	35,672,679	8,530,866	6,216,123	(98,650)	(7,288,777)	2,316,349	30,698,645	1.94
Great-West Putnam Equity Income Fund Institutional Class	5,593,763	52,149,345	12,947,493	10,123,565	171,180	(10,111,297)	1,596,959	44,861,976	2.84
Great-West Real Estate Index Fund Institutional Class	3,235,322	24,012,578	12,987,676	8,917,405	(832,719)	(2,038,507)	870,749	26,044,342	1.65
Great-West S&P 500® Index Fund Institutional Class	19,665,397	203,108,219	59,854,588	41,952,259	13,973,324	(54,247,976)	5,538,805	166,762,572	10.56
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,284,094	87,556,651	22,734,732	19,580,995	1,689,303	(19,408,545)	1,877,124	71,301,843	4.51
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,681,332	51,343,678	16,494,879	13,927,665	2,554,909	(12,550,796)	1,198,625	41,360,096	2.62
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,619,342	52,152,576	14,661,404	11,273,840	(1,231,974)	(10,727,195)	1,488,509	44,812,945	2.84
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,817,275	42,888,006	11,601,575	16,072,339	(679,445)	(5,418,905)	738,402	32,998,337	2.09
					22,830,079	(223,452,606)	21,581,628	814,875,214	51.59
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	94,705,377	85,767,290	33,495,794	25,906,196	-	-	1,348,489	94,705,377	5.99
					0	0	1,348,489	94,705,377	5.99
				Total	$15,285,323	$(244,239,492)	$45,469,486	$1,483,689,365	93.93%
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,577,801	$ 8,774,929	$10,839,464	$4,494,730	$ (127,178)	$ (193,662)	$ 415,751	$ 14,926,001	8.82%
Great-West Core Bond Fund Institutional Class	774,097	4,306,329	5,322,779	2,124,695	(55,301)	(189,200)	221,040	7,315,213	4.32
Great-West Global Bond Fund Institutional Class	730,774	1,702,546	6,104,513	1,254,605	(34,488)	(41,260)	107,251	6,511,194	3.85
Great-West Inflation-Protected Securities Fund Institutional Class	643,712	-	8,079,454	1,695,575	(23,552)	(300,799)	279,513	6,083,080	3.59
Great-West Multi-Sector Bond Fund Institutional Class	660,800	3,574,564	4,334,943	1,569,522	(28,155)	(452,261)	267,741	5,887,724	3.48
Great-West Putnam High Yield Bond Institutional Class	468,367	2,807,365	3,335,373	1,670,190	(46,756)	(379,021)	277,553	4,093,527	2.42

Annual Report - December 31, 2018

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
Great-West Short Duration Bond Fund Institutional Class	286,357	$ 1,197,740	$ 2,259,182	$ 651,226	$ (10,409)	$ (36,622)	$ 67,409	$ 2,769,074	1.64%
					(325,839)	(1,592,825)	1,636,258	47,585,813	28.12
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	94,934	567,321	729,592	182,388	19,975	(164,232)	-	950,293	0.56
Great-West Emerging Markets Equity Fund Institutional Class	610,072	-	7,360,336	1,659,610	(176,948)	(954,369)	70,806	4,746,357	2.81
Great-West International Growth Fund Institutional Class	893,318	1,999,666	7,841,075	1,326,247	80,020	(2,234,469)	44,818	6,280,025	3.71
Great-West International Index Fund Institutional Class	1,608,931	8,840,318	11,408,280	3,300,390	368,922	(3,047,048)	395,015	13,901,160	8.22
Great-West International Value Fund Institutional Class	1,092,469	4,868,023	8,166,614	1,836,989	136,404	(3,506,664)	193,708	7,690,984	4.55
Great-West Large Cap Growth Fund Institutional Class	1,106,662	6,322,386	8,816,271	3,008,315	620,782	(2,546,650)	41,782	9,583,692	5.66
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	468,617	930,830	3,276,003	394,825	(42,617)	(808,175)	12,591	3,003,833	1.78
Great-West Mid Cap Value Fund Institutional Class	490,476	2,308,797	3,142,123	756,405	(23,625)	(878,611)	272,594	3,815,904	2.26
Great-West Putnam Equity Income Fund Institutional Class	695,191	3,305,030	4,632,364	1,018,303	62,608	(1,343,662)	186,980	5,575,429	3.30
Great-West Real Estate Index Fund Institutional Class	349,007	1,336,540	2,473,118	770,615	(35,850)	(229,534)	87,078	2,809,509	1.66
Great-West S&P 500® Index Fund Institutional Class	2,449,250	12,848,793	18,493,480	4,596,815	587,385	(5,975,814)	630,557	20,769,644	12.27
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,153,386	5,580,182	7,806,886	2,149,865	102,763	(2,379,201)	217,363	8,858,002	5.23
Great-West S&P Small Cap 600® Index Fund Institutional Class	766,778	3,585,923	5,393,136	1,806,327	89,317	(1,590,590)	151,733	5,582,142	3.30
Great-West T. Rowe Price Equity Income Fund Institutional Class	822,460	3,340,233	4,803,887	1,099,187	(10,316)	(1,476,876)	169,012	5,568,057	3.29
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	600,749	2,770,250	3,671,805	1,365,855	68,401	(961,070)	90,653	4,115,130	2.43
					1,847,221	(28,096,965)	2,564,690	103,250,161	61.03
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,437,890	2,780,093	5,083,659	1,497,091	-	-	71,229	6,437,890	3.81
					0	0	71,229	6,437,890	3.81
				Total	$1,521,382	$(29,689,790)	$4,272,177	$157,273,864	92.96%

Annual Report - December 31, 2018

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	9,572,516	$103,558,309	$21,772,980	$33,322,386	$ (1,655,961)	$ (1,452,900)	$ 2,935,740	$ 90,556,003	6.44%
Great-West Core Bond Fund Institutional Class	4,697,542	50,850,569	10,704,562	15,710,788	(635,548)	(1,452,567)	1,600,042	44,391,776	3.16
Great-West Global Bond Fund Institutional Class	4,282,802	19,422,788	29,824,198	11,039,526	(427,847)	(47,690)	705,219	38,159,770	2.71
Great-West Inflation-Protected Securities Fund Institutional Class	2,547,502	-	33,359,998	8,001,151	(126,889)	(1,284,953)	1,160,401	24,073,894	1.71
Great-West Multi-Sector Bond Fund Institutional Class	3,992,378	41,932,678	7,661,981	11,560,280	(705,946)	(2,462,287)	1,784,349	35,572,092	2.53
Great-West Putnam High Yield Bond Institutional Class	2,774,799	32,005,613	4,899,257	10,167,955	(217,919)	(2,485,170)	1,801,785	24,251,745	1.72
Great-West Short Duration Bond Fund Institutional Class	1,286,592	9,762,281	6,672,481	3,822,448	(73,518)	(170,971)	339,267	12,441,343	0.89
					(3,843,628)	(9,356,538)	10,326,803	269,446,623	19.16
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	901,365	10,429,391	1,755,366	1,541,139	277,104	(1,620,951)	-	9,022,667	0.64
Great-West Emerging Markets Equity Fund Institutional Class	6,361,156	-	76,790,711	14,610,471	(1,729,889)	(12,690,445)	780,212	49,489,795	3.52
Great-West International Growth Fund Institutional Class	8,817,665	38,803,913	55,845,673	10,362,162	(160,857)	(22,299,236)	445,420	61,988,188	4.41
Great-West International Index Fund Institutional Class	15,916,636	172,377,125	28,748,274	32,760,806	2,859,021	(30,844,858)	3,942,899	137,519,735	9.78
Great-West International Value Fund Institutional Class	10,778,059	94,917,551	33,636,395	15,950,520	1,532,723	(36,725,889)	1,931,737	75,877,537	5.40
Great-West Large Cap Growth Fund Institutional Class	10,383,614	117,845,709	30,157,853	38,100,056	5,907,448	(19,981,410)	476,958	89,922,096	6.40
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,769,852	18,223,304	24,716,355	3,322,038	(85,368)	(9,042,868)	136,413	30,574,753	2.17
Great-West Mid Cap Value Fund Institutional Class	4,634,772	42,205,628	9,580,289	7,319,899	(463,995)	(8,407,493)	2,737,964	36,058,525	2.56
Great-West Putnam Equity Income Fund Institutional Class	6,556,511	61,310,954	14,488,745	10,881,101	409,401	(12,335,383)	1,882,276	52,583,215	3.74
Great-West Real Estate Index Fund Institutional Class	2,912,419	22,292,057	11,906,101	9,131,451	(948,226)	(1,621,737)	798,126	23,444,970	1.67
Great-West S&P 500® Index Fund Institutional Class	23,006,400	238,916,786	63,434,139	39,948,168	19,249,576	(67,308,487)	6,531,278	195,094,270	13.87
Great-West S&P Mid Cap 400® Index Fund Institutional Class	10,867,068	103,089,993	23,595,254	19,255,547	2,708,195	(23,970,615)	2,211,491	83,459,085	5.94
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,802,798	71,129,784	20,796,423	19,482,143	1,466,654	(15,639,695)	1,658,909	56,804,369	4.04
Great-West T. Rowe Price Equity Income Fund Institutional Class	7,759,308	61,347,920	16,538,822	12,845,370	(1,773,389)	(12,510,859)	1,756,101	52,530,513	3.74
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,619,578	50,604,203	12,115,685	18,239,726	(1,298,893)	(5,986,052)	865,222	38,494,110	2.74
					27,949,505	(280,985,978)	26,155,006	992,863,828	70.62

Annual Report - December 31, 2018

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	29,042,750	$ 22,716,806	$14,831,137	$ 8,884,540	$ -	$ -	$ 379,347	$ 29,042,750	2.07%
					0	0	379,347	29,042,750	2.07
				Total	$24,105,877	$(290,342,516)	$36,861,156	$1,291,353,201	91.85%
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	503,470	$2,605,963	$ 3,858,602	$1,661,062	$ (54,612)	$ (40,674)	$ 131,518	$ 4,762,829	4.27%
Great-West Core Bond Fund Institutional Class	247,220	1,280,789	1,897,463	790,256	(23,447)	(51,768)	69,959	2,336,228	2.09
Great-West Global Bond Fund Institutional Class	219,422	480,675	1,943,433	459,837	(13,699)	(9,224)	31,642	1,955,047	1.75
Great-West Inflation-Protected Securities Fund Institutional Class	74,910	-	963,422	221,831	(3,165)	(33,689)	31,784	707,902	0.64
Great-West Multi-Sector Bond Fund Institutional Class	209,664	1,046,032	1,526,567	566,616	(12,942)	(137,878)	82,998	1,868,105	1.67
Great-West Putnam High Yield Bond Institutional Class	144,265	773,447	1,078,040	476,550	(15,338)	(114,065)	82,602	1,260,872	1.13
Great-West Short Duration Bond Fund Institutional Class	47,991	152,066	435,316	117,859	(2,137)	(5,450)	10,571	464,073	0.42
					(125,340)	(392,748)	441,074	13,355,056	11.97
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	76,861	417,750	614,481	127,865	13,250	(134,984)	-	769,382	0.69
Great-West Emerging Markets Equity Fund Institutional Class	594,970	-	6,929,981	1,341,483	(147,064)	(959,634)	68,210	4,628,864	4.15
Great-West International Growth Fund Institutional Class	788,512	1,626,901	6,839,190	942,945	52,074	(1,979,905)	39,405	5,543,241	4.97
Great-West International Index Fund Institutional Class	1,419,698	7,225,124	10,361,792	2,666,573	239,738	(2,654,157)	347,565	12,266,186	10.99
Great-West International Value Fund Institutional Class	968,067	3,973,359	7,367,268	1,449,249	87,327	(3,076,189)	170,349	6,815,189	6.11
Great-West Large Cap Growth Fund Institutional Class	891,920	4,715,099	7,169,045	2,145,207	418,296	(2,014,909)	33,032	7,724,028	6.92
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	438,342	795,445	3,133,004	347,272	(38,983)	(771,403)	11,613	2,809,774	2.52
Great-West Mid Cap Value Fund Institutional Class	393,811	1,708,309	2,658,816	590,732	(21,892)	(712,544)	217,943	3,063,849	2.74
Great-West Putnam Equity Income Fund Institutional Class	559,808	2,456,785	3,902,435	775,073	46,634	(1,094,488)	149,036	4,489,659	4.02
Great-West Real Estate Index Fund Institutional Class	233,301	852,903	1,751,080	578,016	(26,726)	(147,891)	57,874	1,878,076	1.68

Annual Report - December 31, 2018

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	1,975,727	$9,601,863	$15,063,573	$3,128,466	$ 391,209	$ (4,782,805)	$ 498,179	$ 16,754,165	15.01%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	928,247	4,129,210	6,351,304	1,420,596	60,457	(1,930,979)	172,166	7,128,939	6.39
Great-West S&P Small Cap 600® Index Fund Institutional Class	719,974	3,098,020	5,018,288	1,344,660	75,529	(1,530,235)	140,399	5,241,413	4.70
Great-West T. Rowe Price Equity Income Fund Institutional Class	662,547	2,472,638	4,079,586	870,511	(12,186)	(1,196,271)	133,449	4,485,442	4.02
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	482,685	2,049,193	3,012,081	982,281	36,616	(772,602)	72,434	3,306,391	2.96
					1,174,279	(23,758,996)	2,111,654	86,904,598	77.87
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,092,944	361,074	995,561	274,337	-	-	10,646	1,092,944	0.98
					0	0	10,646	1,092,944	0.98
				Total	$1,048,939	$(24,151,744)	$2,563,374	$101,352,598	90.82%
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,678,460	$ 30,079,968	$ 5,966,846	$10,308,484	$ (511,529)	$ (400,096)	$ 839,985	$ 25,338,234	3.11%
Great-West Core Bond Fund Institutional Class	1,313,817	14,798,239	2,902,535	4,876,485	(199,051)	(408,718)	461,483	12,415,571	1.52
Great-West Global Bond Fund Institutional Class	1,145,269	5,400,032	8,066,416	3,214,014	(86,843)	(48,088)	193,326	10,204,346	1.25
Great-West Inflation-Protected Securities Fund Institutional Class	137,301	-	1,794,959	432,753	(7,190)	(64,715)	59,241	1,297,491	0.16
Great-West Multi-Sector Bond Fund Institutional Class	1,107,501	11,992,957	2,230,417	3,679,483	(212,830)	(676,054)	504,347	9,867,837	1.21
Great-West Putnam High Yield Bond Institutional Class	749,300	8,704,642	1,636,777	3,097,989	(37,809)	(694,545)	489,780	6,548,885	0.80
Great-West Short Duration Bond Fund Institutional Class	167,517	966,931	1,176,155	502,817	(9,942)	(20,380)	40,638	1,619,889	0.20
					(1,065,194)	(2,312,596)	2,588,800	67,292,253	8.25
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	571,325	6,474,528	1,185,653	910,624	159,953	(1,030,595)	-	5,718,962	0.70
Great-West Emerging Markets Equity Fund Institutional Class	4,906,533	-	57,318,469	9,321,678	(1,199,916)	(9,823,964)	596,744	38,172,827	4.68
Great-West International Growth Fund Institutional Class	6,160,792	26,222,584	38,656,624	6,056,859	(283,214)	(15,511,983)	310,602	43,310,366	5.31
Great-West International Index Fund Institutional Class	11,103,696	116,354,925	21,204,029	21,043,252	897,965	(20,579,765)	2,748,234	95,935,937	11.76

Annual Report - December 31, 2018

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	7,526,316	$ 64,053,305	$24,141,055	$ 9,892,065	$ 717,900	$ (25,317,029)	$ 1,346,527	$ 52,985,266	6.49%
Great-West Large Cap Growth Fund Institutional Class	6,613,586	72,471,558	19,628,289	21,995,521	3,438,654	(12,830,675)	297,780	57,273,651	7.02
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,516,270	12,947,964	18,677,654	2,399,816	(127,462)	(6,686,508)	99,654	22,539,294	2.76
Great-West Mid Cap Value Fund Institutional Class	2,948,769	25,917,040	6,778,230	4,352,644	(300,870)	(5,401,205)	1,730,763	22,941,421	2.81
Great-West Putnam Equity Income Fund Institutional Class	4,165,871	37,793,748	9,880,001	6,293,671	289,388	(7,969,793)	1,187,507	33,410,285	4.10
Great-West Real Estate Index Fund Institutional Class	1,719,634	13,177,393	7,157,256	5,475,096	(511,018)	(1,016,501)	472,297	13,843,052	1.70
Great-West S&P 500® Index Fund Institutional Class	14,649,489	147,573,813	40,354,758	22,342,923	10,287,811	(41,357,980)	4,112,884	124,227,668	15.23
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,915,270	63,506,715	15,097,263	10,340,984	1,386,633	(15,153,716)	1,393,436	53,109,278	6.51
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,747,290	50,644,867	15,181,167	12,643,110	568,297	(11,342,652)	1,211,606	41,840,272	5.13
Great-West T. Rowe Price Equity Income Fund Institutional Class	4,930,538	37,794,612	11,309,660	7,682,817	(1,107,112)	(8,041,714)	1,102,852	33,379,741	4.09
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,579,467	31,126,642	7,676,440	10,288,485	(783,315)	(3,995,249)	550,197	24,519,348	3.01
					13,433,694	(186,059,329)	17,161,083	663,207,368	81.30
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,884,255	2,127,040	2,888,429	1,172,395	-	-	41,181	3,884,255	0.48
					0	0	41,181	3,884,255	0.48
				Total	$12,368,500	$(188,371,925)	$19,791,064	$734,383,876	90.03%
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	172,157	$1,007,278	$1,212,958	$ 574,108	$ (18,146)	$ (17,526)	$ 45,858	$ 1,628,602	2.75%
Great-West Core Bond Fund Institutional Class	84,254	494,807	596,161	275,848	(8,216)	(18,918)	24,629	796,202	1.34
Great-West Global Bond Fund Institutional Class	74,137	186,986	630,502	153,159	(4,698)	(3,770)	11,158	660,559	1.11
Great-West Multi-Sector Bond Fund Institutional Class	71,452	402,881	491,673	210,824	(4,514)	(47,097)	29,051	636,633	1.07
Great-West Putnam High Yield Bond Institutional Class	48,154	289,787	349,977	181,724	(5,957)	(37,173)	28,191	420,867	0.71
Great-West Short Duration Bond Fund Institutional Class	7,860	21,197	72,306	16,622	(332)	(878)	1,629	76,003	0.13
					(41,863)	(125,362)	140,516	4,218,866	7.11

Annual Report - December 31, 2018

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	40,908	$ 232,893	$ 301,270	$ 55,401	$ 6,142	$ (69,271)	$ -	$ 409,491	0.69%
Great-West Emerging Markets Equity Fund Institutional Class	382,520	-	4,377,109	799,882	(91,738)	(601,225)	43,505	2,976,002	5.02
Great-West International Growth Fund Institutional Class	458,517	980,322	3,823,527	438,544	32,101	(1,141,928)	22,804	3,223,377	5.43
Great-West International Index Fund Institutional Class	826,123	4,350,877	5,508,725	1,221,375	130,113	(1,500,524)	200,961	7,137,703	12.03
Great-West International Value Fund Institutional Class	564,334	2,394,173	4,028,021	678,306	54,585	(1,770,979)	98,567	3,972,909	6.70
Great-West Large Cap Growth Fund Institutional Class	475,763	2,591,701	3,596,692	1,005,507	212,926	(1,062,777)	17,250	4,120,109	6.95
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	269,374	502,796	1,867,375	169,350	(19,498)	(474,132)	7,075	1,726,689	2.91
Great-West Mid Cap Value Fund Institutional Class	210,437	937,463	1,333,622	255,099	(9,340)	(378,790)	115,467	1,637,196	2.76
Great-West Putnam Equity Income Fund Institutional Class	297,688	1,350,469	1,935,992	326,978	21,113	(572,027)	78,666	2,387,456	4.02
Great-West Real Estate Index Fund Institutional Class	126,542	485,040	912,867	295,460	(11,260)	(83,786)	31,139	1,018,661	1.72
Great-West S&P 500® Index Fund Institutional Class	1,049,435	5,279,195	7,444,107	1,337,596	174,191	(2,486,497)	262,163	8,899,209	15.00
Great-West S&P Mid Cap 400® Index Fund Institutional Class	493,782	2,271,240	3,097,957	563,067	23,942	(1,013,886)	90,796	3,792,244	6.39
Great-West S&P Small Cap 600® Index Fund Institutional Class	440,813	1,954,550	2,815,594	631,393	33,606	(929,633)	85,391	3,209,118	5.41
Great-West T. Rowe Price Equity Income Fund Institutional Class	352,424	1,357,776	2,039,774	382,185	(4,276)	(629,456)	70,172	2,385,909	4.02
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	257,354	1,124,889	1,464,006	411,576	22,939	(414,442)	38,544	1,762,877	2.97
					575,546	(13,129,353)	1,162,500	48,658,950	82.02
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	181,098	45,917	171,357	37,659	-	-	1,483	181,098	0.31
					0	0	1,483	181,098	0.31
				Total	$533,683	$(13,254,715)	$1,304,499	$53,058,914	89.44%
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	907,734	$ 9,833,219	$ 2,926,831	$ 4,055,969	$ (185,554)	$ (116,917)	$ 286,209	$ 8,587,164	2.59%

Annual Report - December 31, 2018

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
Great-West Core Bond Fund Institutional Class	447,088	$ 4,824,555	$ 1,445,500	$ 1,893,323	$ (51,501)	$ (151,750)	$ 157,384	$ 4,224,982	1.27%
Great-West Global Bond Fund Institutional Class	413,692	1,950,891	3,050,977	1,269,289	(7,291)	(46,586)	72,317	3,685,993	1.11
Great-West Multi-Sector Bond Fund Institutional Class	376,919	3,940,575	1,173,929	1,485,341	(34,695)	(270,815)	174,462	3,358,348	1.01
Great-West Putnam High Yield Bond Institutional Class	252,481	2,835,689	825,357	1,167,645	37,521	(286,714)	167,957	2,206,687	0.67
Great-West Short Duration Bond Fund Institutional Class	44,267	184,115	388,967	140,287	(2,950)	(4,731)	10,012	428,064	0.13
					(244,470)	(877,513)	868,341	22,491,238	6.78
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	222,047	2,356,084	693,545	404,109	74,596	(422,834)	-	2,222,686	0.67
Great-West Emerging Markets Equity Fund Institutional Class	2,295,518	-	27,557,124	5,368,856	(760,558)	(4,329,138)	281,594	17,859,130	5.39
Great-West International Growth Fund Institutional Class	2,615,724	10,388,365	17,871,315	3,264,067	(186,187)	(6,607,071)	134,344	18,388,542	5.55
Great-West International Index Fund Institutional Class	4,721,019	46,072,042	13,087,534	9,701,261	212,615	(8,668,711)	1,189,896	40,789,604	12.31
Great-West International Value Fund Institutional Class	3,192,860	25,343,193	12,809,531	5,016,101	103,891	(10,658,886)	582,186	22,477,737	6.78
Great-West Large Cap Growth Fund Institutional Class	2,562,561	26,284,474	9,331,428	8,533,694	974,699	(4,890,427)	114,067	22,191,781	6.70
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,562,894	5,338,660	9,053,499	1,365,327	(68,813)	(3,008,679)	44,590	10,018,153	3.02
Great-West Mid Cap Value Fund Institutional Class	1,142,496	9,391,384	3,480,159	1,852,372	(108,266)	(2,130,555)	677,842	8,888,616	2.68
Great-West Putnam Equity Income Fund Institutional Class	1,617,664	13,696,645	5,068,205	2,770,136	(35,696)	(3,021,048)	465,078	12,973,666	3.92
Great-West Real Estate Index Fund Institutional Class	710,092	5,084,274	3,487,486	2,537,054	(303,178)	(318,466)	195,943	5,716,240	1.73
Great-West S&P 500® Index Fund Institutional Class	5,667,851	53,455,507	19,583,455	10,094,280	2,479,000	(14,881,306)	1,596,732	48,063,376	14.51
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,683,883	23,011,941	7,678,966	4,470,335	128,682	(5,608,350)	544,082	20,612,222	6.22
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,549,967	20,986,983	8,249,776	5,261,653	413,125	(5,411,347)	541,785	18,563,759	5.60
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,915,677	13,697,344	5,653,347	3,258,713	(497,108)	(3,122,846)	429,101	12,969,132	3.91
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,388,639	11,267,961	3,705,949	3,785,770	(281,798)	(1,675,962)	217,482	9,512,178	2.87
					2,145,004	(74,755,626)	7,014,722	271,246,822	81.86
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	953,754	478,707	784,195	319,019	-	-	9,871	953,754	0.29
					0	0	9,871	953,754	0.29
				Total	$1,900,534	$(75,633,139)	$7,892,934	$294,691,814	88.93%

Annual Report - December 31, 2018

3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime 2015 Fund	$409,635,433	$484,391,238
Great-West Lifetime 2020 Fund	168,253,501	73,531,599
Great-West Lifetime 2025 Fund	696,457,617	729,029,337
Great-West Lifetime 2030 Fund	158,581,551	61,202,061
Great-West Lifetime 2035 Fund	601,660,055	595,490,566
Great-West Lifetime 2040 Fund	109,098,774	36,275,566
Great-West Lifetime 2045 Fund	352,064,742	314,424,808
Great-West Lifetime 2050 Fund	54,722,614	17,102,176
Great-West Lifetime 2055 Fund	176,526,887	133,681,384
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, and Great-West Lifetime 2055 Fund, nine of the funds of Great-West Funds, Inc. (collectively, the “Funds”), as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Financial Highlights
Great-West Lifetime 2015 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2045 Fund, and Great-West Lifetime 2055 Fund	For each of the five years in the period ended December 31, 2018
Great-West Lifetime 2020 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2040 Fund, and Great- West Lifetime 2050 Fund	For each of the two years in the period ended December 31, 2018 and for the period from April 28, 2016 (commencement of operations) to December 31, 2016)
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Lifetime 2015 Fund	$260,329	$3,170,726
Great-West Lifetime 2020 Fund	67,779	822,563
Great-West Lifetime 2025 Fund	714,582	8,644,461
Great-West Lifetime 2030 Fund	94,255	1,136,422
Great-West Lifetime 2035 Fund	945,891	11,366,798
Great-West Lifetime 2040 Fund	85,821	1,027,917
Great-West Lifetime 2045 Fund	680,983	8,128,710
Great-West Lifetime 2050 Fund	51,554	613,366
Great-West Lifetime 2055 Fund	298,515	3,540,055
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2018, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Lifetime 2015 Fund	22%
Great-West Lifetime 2020 Fund	25%
Great-West Lifetime 2025 Fund	32%
Great-West Lifetime 2030 Fund	33%
Great-West Lifetime 2035 Fund	46%
Great-West Lifetime 2040 Fund	39%
Great-West Lifetime 2045 Fund	49%
Great-West Lifetime 2050 Fund	39%
Great-West Lifetime 2055 Fund	51%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	65	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	65	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	65	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	65	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	65	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a sub-adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a sub-adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a sub-adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $834,600 for fiscal year 2017 and $1,059,880 for fiscal year 2018.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $50,000 for fiscal year 2017 and $60,000 for fiscal year 2018. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2017 and $0 for fiscal year 2018.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2017 equaled $1,480,500 and for fiscal year 2018 equaled $1,167,000.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 22, 2019